UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.811311.106

AFF5-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.7%
	Shares	Value
Commodity Funds - 4.8%
Fidelity Series Commodity Strategy Fund	884,477	$ 11,179,791
Domestic Equity Funds - 26.9%
Fidelity Advisor Equity Growth Fund Institutional Class	108,824	6,249,737
Fidelity Advisor Growth & Income Fund Institutional Class	506,399	8,740,451
Fidelity Advisor Large Cap Fund Institutional Class	472,419	8,834,233
Fidelity Advisor Small Cap Fund Institutional Class	111,302	2,932,816
Fidelity Series 100 Index Fund	857,919	7,498,210
Fidelity Series All-Sector Equity Fund	981,868	12,440,270
Fidelity Series Large Cap Value Fund	1,032,222	12,211,187
Fidelity Series Small Cap Opportunities Fund	306,669	3,327,359
TOTAL DOMESTIC EQUITY FUNDS		62,234,263
TOTAL DOMESTIC EQUITY FUNDS (Cost $62,534,031)		73,414,054
International Equity Funds - 11.4%

Developed International Equity Funds - 9.7%
Fidelity Advisor Diversified International Fund Institutional Class	244,628	3,982,537
Fidelity Advisor Overseas Fund Institutional Class	213,610	3,953,926
Fidelity Series International Growth Fund	587,805	6,636,313
Fidelity Series International Small Cap Fund	111,200	1,332,171
Fidelity Series International Value Fund	664,226	6,602,404
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		22,507,351
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	210,123	4,023,854
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,946,834)		26,531,205
Bond Funds - 35.8%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,234,133	$ 11,650,219
Inflation-Protected Bond Funds - 9.3%
Fidelity Series Inflation-Protected Bond Index Fund	2,028,869	21,485,720
Investment Grade Bond Funds - 21.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	968,307	9,257,015
Fidelity Series Investment Grade Bond Fund	3,555,089	40,528,010
TOTAL INVESTMENT GRADE BOND FUNDS		49,785,025
TOTAL BOND FUNDS (Cost $79,563,077)		82,920,964
Short-Term Funds - 21.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,593,301	23,884,301
Fidelity Institutional Money Market Portfolio Institutional Class	25,106,028	25,106,028
TOTAL SHORT-TERM FUNDS (Cost $48,833,456)		48,990,329
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $214,877,398)		231,856,552
NET OTHER ASSETS (LIABILITIES) - 0.0%		(53,677)
NET ASSETS - 100%		$ 231,802,875
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $217,152,725. Net unrealized appreciation aggregated $14,703,827, of which $17,196,141 related to appreciated investment securities and $2,492,314 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.811320.106

AFF10-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund	3,741,643	$ 47,294,362
Domestic Equity Funds - 31.5%
Fidelity Advisor Equity Growth Fund Institutional Class	457,950	26,300,066
Fidelity Advisor Growth & Income Fund Institutional Class	2,132,848	36,812,952
Fidelity Advisor Large Cap Fund Institutional Class	1,992,693	37,263,354
Fidelity Advisor Small Cap Fund Institutional Class	474,224	12,495,789
Fidelity Series 100 Index Fund	3,609,262	31,544,947
Fidelity Series All-Sector Equity Fund	4,138,198	52,430,966
Fidelity Series Large Cap Value Fund	4,366,620	51,657,119
Fidelity Series Small Cap Opportunities Fund	1,297,968	14,082,947
TOTAL DOMESTIC EQUITY FUNDS		262,588,140
TOTAL DOMESTIC EQUITY FUNDS (Cost $262,903,595)		309,882,502
International Equity Funds - 13.4%

Developed International Equity Funds - 11.4%
Fidelity Advisor Diversified International Fund Institutional Class	1,020,784	16,618,362
Fidelity Advisor Overseas Fund Institutional Class	891,330	16,498,523
Fidelity Series International Growth Fund	2,489,107	28,102,018
Fidelity Series International Small Cap Fund	474,277	5,681,835
Fidelity Series International Value Fund	2,814,076	27,971,912
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		94,872,650
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	889,596	17,035,759
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $98,759,333)		111,908,409
Bond Funds - 39.1%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,407,859	$ 41,610,191
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund	7,697,167	81,512,996
Investment Grade Bond Funds - 24.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,897,694	37,261,954
Fidelity Series Investment Grade Bond Fund	14,507,845	165,389,431
TOTAL INVESTMENT GRADE BOND FUNDS		202,651,385
TOTAL BOND FUNDS (Cost $312,572,278)		325,774,572
Short-Term Funds - 10.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,561,980	42,015,838
Fidelity Institutional Money Market Portfolio Institutional Class	43,408,678	43,408,678
TOTAL SHORT-TERM FUNDS (Cost $85,545,187)		85,424,516
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $759,780,393)	832,989,999
NET OTHER ASSETS (LIABILITIES) - 0.0%	(240,216)
NET ASSETS - 100%	$ 832,749,783
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $763,285,573. Net unrealized appreciation aggregated $69,704,426, of which $77,034,350 related to appreciated investment securities and $7,329,924 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.811321.106

AFF15-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.1%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund	6,668,207	$ 84,286,139
Domestic Equity Funds - 32.5%
Fidelity Advisor Equity Growth Fund Institutional Class	839,584	48,217,301
Fidelity Advisor Growth & Income Fund Institutional Class	3,917,336	67,613,219
Fidelity Advisor Large Cap Fund Institutional Class	3,659,287	68,428,660
Fidelity Advisor Small Cap Fund Institutional Class	864,903	22,790,194
Fidelity Series 100 Index Fund	6,648,054	58,103,993
Fidelity Series All-Sector Equity Fund	7,589,225	96,155,485
Fidelity Series Large Cap Value Fund	8,139,618	96,291,679
Fidelity Series Small Cap Opportunities Fund	2,375,697	25,776,309
TOTAL DOMESTIC EQUITY FUNDS		483,376,840
TOTAL DOMESTIC EQUITY FUNDS (Cost $493,563,979)		567,662,979
International Equity Funds - 13.8%

Developed International Equity Funds - 11.7%
Fidelity Advisor Diversified International Fund Institutional Class	1,884,150	30,673,956
Fidelity Advisor Overseas Fund Institutional Class	1,645,234	30,453,290
Fidelity Series International Growth Fund	4,560,450	51,487,475
Fidelity Series International Small Cap Fund	872,734	10,455,358
Fidelity Series International Value Fund	5,156,186	51,252,492
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		174,322,571
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund	1,628,734	31,190,258
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $181,782,976)		205,512,829
Bond Funds - 38.9%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,005,592	$ 75,572,787
Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund	12,463,474	131,988,188
Investment Grade Bond Funds - 25.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,956,147	66,500,762
Fidelity Series Investment Grade Bond Fund	26,806,964	305,599,386
TOTAL INVESTMENT GRADE BOND FUNDS		372,100,148
TOTAL BOND FUNDS (Cost $558,419,786)		579,661,123
Short-Term Funds - 9.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	7,268,098	66,939,179
Fidelity Institutional Money Market Portfolio Institutional Class	69,440,682	69,440,682
TOTAL SHORT-TERM FUNDS (Cost $136,044,219)		136,379,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,369,810,960)	1,489,216,792
NET OTHER ASSETS (LIABILITIES) - 0.0%	(380,559)
NET ASSETS - 100%	$ 1,488,836,233
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,373,972,875. Net unrealized appreciation aggregated $115,243,917, of which $131,177,306 related to appreciated investment securities and $15,933,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.811328.106

AFF20-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.1%
	Shares	Value
Commodity Funds - 6.8%
Fidelity Series Commodity Strategy Fund	12,571,994	$ 158,910,009
Domestic Equity Funds - 38.3%
Fidelity Advisor Equity Growth Fund Institutional Class	1,564,038	89,822,684
Fidelity Advisor Growth & Income Fund Institutional Class	7,283,994	125,721,744
Fidelity Advisor Large Cap Fund Institutional Class	6,809,804	127,343,341
Fidelity Advisor Small Cap Fund Institutional Class	1,607,491	42,357,386
Fidelity Series 100 Index Fund	12,402,257	108,395,726
Fidelity Series All-Sector Equity Fund	14,136,927	179,114,871
Fidelity Series Large Cap Value Fund	15,145,154	179,167,173
Fidelity Series Small Cap Opportunities Fund	4,422,664	47,985,900
TOTAL DOMESTIC EQUITY FUNDS		899,908,825
TOTAL DOMESTIC EQUITY FUNDS (Cost $900,534,088)		1,058,818,834
International Equity Funds - 16.3%

Developed International Equity Funds - 13.8%
Fidelity Advisor Diversified International Fund Institutional Class	3,504,701	57,056,525
Fidelity Advisor Overseas Fund Institutional Class	3,060,233	56,644,913
Fidelity Series International Growth Fund	8,490,425	95,856,896
Fidelity Series International Small Cap Fund	1,612,106	19,313,026
Fidelity Series International Value Fund	9,603,911	95,462,875
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		324,334,235
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	3,018,561	57,805,441
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $331,841,217)		382,139,676
Bond Funds - 35.1%
	Shares	Value
High Yield Bond Funds - 6.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	16,462,328	$ 155,404,378
Inflation-Protected Bond Funds - 6.7%
Fidelity Series Inflation-Protected Bond Index Fund	14,785,053	156,573,713
Investment Grade Bond Funds - 21.8%
Fidelity Advisor Strategic Real Return Fund Institutional Class	9,298,811	88,896,633
Fidelity Series Investment Grade Bond Fund	36,981,117	421,584,738
TOTAL INVESTMENT GRADE BOND FUNDS		510,481,371
TOTAL BOND FUNDS (Cost $791,448,633)		822,459,462
Short-Term Funds - 3.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,285,835	39,472,536
Fidelity Institutional Money Market Portfolio Institutional Class	42,744,095	42,744,095
TOTAL SHORT-TERM FUNDS (Cost $81,810,525)		82,216,631
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,105,634,463)		2,345,634,603
NET OTHER ASSETS (LIABILITIES) - 0.0%		(645,451)
NET ASSETS - 100%		$ 2,344,989,152
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,113,842,644. Net unrealized appreciation aggregated $231,791,959, of which $254,071,783 related to appreciated investment securities and $22,279,824 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.811335.106

AFF25-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Commodity Funds - 7.7%
Fidelity Series Commodity Strategy Fund	10,677,024	$ 134,957,588
Domestic Equity Funds - 44.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1,347,605	77,392,931
Fidelity Advisor Growth & Income Fund Institutional Class	6,279,606	108,386,002
Fidelity Advisor Large Cap Fund Institutional Class	5,865,091	109,677,197
Fidelity Advisor Small Cap Fund Institutional Class	1,398,998	36,863,592
Fidelity Series 100 Index Fund	10,631,394	92,918,382
Fidelity Series All-Sector Equity Fund	12,182,466	154,351,838
Fidelity Series Large Cap Value Fund	13,052,645	154,412,790
Fidelity Series Small Cap Opportunities Fund	3,801,943	41,251,077
TOTAL DOMESTIC EQUITY FUNDS		775,253,809
TOTAL DOMESTIC EQUITY FUNDS (Cost $787,353,584)		910,211,397
International Equity Funds - 18.6%

Developed International Equity Funds - 15.8%
Fidelity Advisor Diversified International Fund Institutional Class	2,996,793	48,787,786
Fidelity Advisor Overseas Fund Institutional Class	2,616,590	48,433,085
Fidelity Series International Growth Fund	7,323,895	82,686,780
Fidelity Series International Small Cap Fund	1,387,155	16,618,121
Fidelity Series International Value Fund	8,269,573	82,199,560
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		278,725,332
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	2,603,879	49,864,286
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $285,711,944)		328,589,618
Bond Funds - 29.6%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	13,824,635	$ 130,504,554
Inflation-Protected Bond Funds - 3.9%
Fidelity Series Inflation-Protected Bond Index Fund	6,535,433	69,210,238
Investment Grade Bond Funds - 18.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,914,586	56,543,438
Fidelity Series Investment Grade Bond Fund	23,306,837	265,697,947
TOTAL INVESTMENT GRADE BOND FUNDS		322,241,385
TOTAL BOND FUNDS (Cost $500,973,798)		521,956,177
Short-Term Funds - 0.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	55,908	514,915
Fidelity Institutional Money Market Portfolio Institutional Class	876,127	876,127
TOTAL SHORT-TERM FUNDS (Cost $1,392,414)		1,391,042
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,575,431,740)		1,762,148,234
NET OTHER ASSETS (LIABILITIES) - 0.0%		(428,185)
NET ASSETS - 100%		$ 1,761,720,049
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,580,649,891. Net unrealized appreciation aggregated $181,498,343, of which $204,267,870 related to appreciated investment securities and $22,769,527 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.811336.106

AFF30-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.0%
	Shares	Value
Commodity Funds - 8.2%
Fidelity Series Commodity Strategy Fund	12,624,704	$ 159,576,257
Domestic Equity Funds - 46.8%
Fidelity Advisor Equity Growth Fund Institutional Class	1,591,975	91,427,137
Fidelity Advisor Growth & Income Fund Institutional Class	7,400,951	127,740,418
Fidelity Advisor Large Cap Fund Institutional Class	6,930,673	129,603,576
Fidelity Advisor Small Cap Fund Institutional Class	1,646,341	43,381,083
Fidelity Series 100 Index Fund	12,558,141	109,758,151
Fidelity Series All-Sector Equity Fund	14,381,450	182,212,970
Fidelity Series Large Cap Value Fund	15,428,506	182,519,229
Fidelity Series Small Cap Opportunities Fund	4,501,070	48,836,607
TOTAL DOMESTIC EQUITY FUNDS		915,479,171
TOTAL DOMESTIC EQUITY FUNDS (Cost $920,332,670)		1,075,055,428
International Equity Funds - 19.8%

Developed International Equity Funds - 16.8%
Fidelity Advisor Diversified International Fund Institutional Class	3,535,941	57,565,114
Fidelity Advisor Overseas Fund Institutional Class	3,087,516	57,149,915
Fidelity Series International Growth Fund	8,640,861	97,555,322
Fidelity Series International Small Cap Fund	1,631,576	19,546,278
Fidelity Series International Value Fund	9,778,569	97,198,975
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		329,015,604

	Shares	Value
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	3,081,535	$ 59,011,399
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $334,828,921)		388,027,003
Bond Funds - 25.2%

High Yield Bond Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	15,327,569	144,692,248
Inflation-Protected Bond Funds - 0.9%
Fidelity Series Inflation-Protected Bond Index Fund	1,612,944	17,081,079
Investment Grade Bond Funds - 16.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,956,162	56,940,911
Fidelity Series Investment Grade Bond Fund	23,941,688	272,935,240
TOTAL INVESTMENT GRADE BOND FUNDS		329,876,151
TOTAL BOND FUNDS (Cost $471,595,981)		491,649,478
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,726,757,572)	1,954,731,909
NET OTHER ASSETS (LIABILITIES) - 0.0%	(489,383)
NET ASSETS - 100%	$ 1,954,242,526
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,733,968,677. Net unrealized appreciation aggregated $220,763,232, of which $242,768,697 related to appreciated investment securities and $22,005,465 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.811337.106

AFF35-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund	8,563,701	$ 108,245,181
Domestic Equity Funds - 52.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,116,879	64,142,345
Fidelity Advisor Growth & Income Fund Institutional Class	5,177,391	89,361,770
Fidelity Advisor Large Cap Fund Institutional Class	4,843,835	90,579,711
Fidelity Advisor Small Cap Fund Institutional Class	1,179,761	31,086,701
Fidelity Series 100 Index Fund	8,680,131	75,864,343
Fidelity Series All-Sector Equity Fund	10,044,844	127,268,173
Fidelity Series Large Cap Value Fund	10,709,297	126,690,984
Fidelity Series Small Cap Opportunities Fund	3,135,807	34,023,504
TOTAL DOMESTIC EQUITY FUNDS		639,017,531
TOTAL DOMESTIC EQUITY FUNDS (Cost $653,042,027)		747,262,712
International Equity Funds - 22.0%

Developed International Equity Funds - 18.6%
Fidelity Advisor Diversified International Fund Institutional Class	2,439,417	39,713,709
Fidelity Advisor Overseas Fund Institutional Class	2,130,092	39,428,005
Fidelity Series International Growth Fund	6,013,709	67,894,771

	Shares	Value
Fidelity Series International Small Cap Fund	1,127,563	$ 13,508,201
Fidelity Series International Value Fund	6,794,666	67,538,980
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		228,083,666
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	2,145,369	41,083,811
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $234,356,399)		269,167,477
Bond Funds - 17.1%

High Yield Bond Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	9,521,163	89,879,781
Investment Grade Bond Funds - 9.8%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,138,586	20,444,877
Fidelity Series Investment Grade Bond Fund	8,756,401	99,822,970
TOTAL INVESTMENT GRADE BOND FUNDS		120,267,847
TOTAL BOND FUNDS (Cost $199,710,112)		210,147,628
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,087,108,538)	1,226,577,817
NET OTHER ASSETS (LIABILITIES) - 0.0%	(288,183)
NET ASSETS - 100%	$ 1,226,289,634
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,091,171,176. Net unrealized appreciation aggregated $135,406,641, of which $154,560,285 related to appreciated investment securities and $19,153,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.811338.106

AFF40-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund	9,846,304	$ 124,457,279
Domestic Equity Funds - 52.5%
Fidelity Advisor Equity Growth Fund Institutional Class	1,246,480	71,585,346
Fidelity Advisor Growth & Income Fund Institutional Class	5,764,582	99,496,680
Fidelity Advisor Large Cap Fund Institutional Class	5,400,071	100,981,327
Fidelity Advisor Small Cap Fund Institutional Class	1,329,699	35,037,568
Fidelity Series 100 Index Fund	9,577,111	83,703,953
Fidelity Series All-Sector Equity Fund	11,181,473	141,669,263
Fidelity Series Large Cap Value Fund	11,777,361	139,326,179
Fidelity Series Small Cap Opportunities Fund	3,503,704	38,015,185
TOTAL DOMESTIC EQUITY FUNDS		709,815,501
TOTAL DOMESTIC EQUITY FUNDS (Cost $775,281,148)		834,272,780
International Equity Funds - 22.2%

Developed International Equity Funds - 18.8%
Fidelity Advisor Diversified International Fund Institutional Class	2,719,411	44,272,018
Fidelity Advisor Overseas Fund Institutional Class	2,374,455	43,951,165
Fidelity Series International Growth Fund	6,714,900	75,811,222

	Shares	Value
Fidelity Series International Small Cap Fund	1,258,132	$ 15,072,416
Fidelity Series International Value Fund	7,560,614	75,152,502
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		254,259,323
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	2,392,852	45,823,120
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $299,305,182)		300,082,443
Bond Funds - 16.1%

High Yield Bond Funds - 8.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,743,582	110,859,414
Investment Grade Bond Funds - 7.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,948,301	18,625,755
Fidelity Series Investment Grade Bond Fund	7,697,180	87,747,857
TOTAL INVESTMENT GRADE BOND FUNDS		106,373,612
TOTAL BOND FUNDS (Cost $218,024,302)		217,233,026
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,292,610,632)	1,351,588,249
NET OTHER ASSETS (LIABILITIES) - 0.0%	(358,022)
NET ASSETS - 100%	$ 1,351,230,227
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,296,269,106. Net unrealized appreciation aggregated $55,319,143, of which $108,898,547 related to appreciated investment securities and $53,579,404 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2045 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.843408.104

AFF45-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.7%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund	2,958,189	$ 37,391,510
Domestic Equity Funds - 53.7%
Fidelity Advisor Equity Growth Fund Institutional Class	393,259	22,584,873
Fidelity Advisor Growth & Income Fund Institutional Class	1,822,932	31,463,806
Fidelity Advisor Large Cap Fund Institutional Class	1,700,537	31,800,040
Fidelity Advisor Small Cap Fund Institutional Class	417,415	10,998,878
Fidelity Series 100 Index Fund	3,037,531	26,548,023
Fidelity Series All-Sector Equity Fund	3,529,641	44,720,554
Fidelity Series Large Cap Value Fund	3,745,898	44,313,977
Fidelity Series Small Cap Opportunities Fund	1,101,704	11,953,486
TOTAL DOMESTIC EQUITY FUNDS		224,383,637
TOTAL DOMESTIC EQUITY FUNDS (Cost $226,012,039)		261,775,147
International Equity Funds - 22.5%

Developed International Equity Funds - 19.1%
Fidelity Advisor Diversified International Fund Institutional Class	849,743	13,833,814
Fidelity Advisor Overseas Fund Institutional Class	741,969	13,733,848
Fidelity Series International Growth Fund	2,112,335	23,848,262

	Shares	Value
Fidelity Series International Small Cap Fund	391,808	$ 4,693,863
Fidelity Series International Value Fund	2,378,796	23,645,234
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		79,755,021
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	749,415	14,351,305
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $80,978,106)		94,106,326
Bond Funds - 14.8%

High Yield Bond Funds - 9.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,301,031	40,601,734
Investment Grade Bond Funds - 5.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	355,992	3,403,281
Fidelity Series Investment Grade Bond Fund	1,567,292	17,867,134
TOTAL INVESTMENT GRADE BOND FUNDS		21,270,415
TOTAL BOND FUNDS (Cost $56,504,344)		61,872,149
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $363,494,489)	417,753,622
NET OTHER ASSETS (LIABILITIES) - 0.0%	(79,875)
NET ASSETS - 100%	$ 417,673,747
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $365,204,569. Net unrealized appreciation aggregated $52,549,053, of which $58,291,139 related to appreciated investment securities and $5,742,086 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2050 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.843409.104

AFF50-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.7%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund	2,452,402	$ 30,998,356
Domestic Equity Funds - 55.9%
Fidelity Advisor Equity Growth Fund Institutional Class	312,279	17,934,200
Fidelity Advisor Growth & Income Fund Institutional Class	1,441,457	24,879,554
Fidelity Advisor Large Cap Fund Institutional Class	1,352,821	25,297,745
Fidelity Advisor Small Cap Fund Institutional Class	335,354	8,836,579
Fidelity Series 100 Index Fund	2,388,328	20,873,984
Fidelity Series All-Sector Equity Fund	2,801,235	35,491,654
Fidelity Series Large Cap Value Fund	2,955,510	34,963,686
Fidelity Series Small Cap Opportunities Fund	878,571	9,532,498
TOTAL DOMESTIC EQUITY FUNDS		177,809,900
TOTAL DOMESTIC EQUITY FUNDS (Cost $179,438,706)		208,808,256
International Equity Funds - 23.6%

Developed International Equity Funds - 20.0%
Fidelity Advisor Diversified International Fund Institutional Class	679,165	11,056,814
Fidelity Advisor Overseas Fund Institutional Class	593,009	10,976,597
Fidelity Series International Growth Fund	1,683,995	19,012,307

	Shares	Value
Fidelity Series International Small Cap Fund	312,885	$ 3,748,358
Fidelity Series International Value Fund	1,897,021	18,856,388
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		63,650,464
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund	594,222	11,379,345
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $63,573,175)		75,029,809
Bond Funds - 10.7%

High Yield Bond Funds - 9.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,254,529	30,722,753
Investment Grade Bond Funds - 1.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	43,880	419,496
Fidelity Series Investment Grade Bond Fund	255,211	2,909,404
TOTAL INVESTMENT GRADE BOND FUNDS		3,328,900
TOTAL BOND FUNDS (Cost $29,947,150)		34,051,653
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $272,959,031)		317,889,718
NET OTHER ASSETS (LIABILITIES) - 0.0%		(77,900)
NET ASSETS - 100%		$ 317,811,818
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $274,662,129. Net unrealized appreciation aggregated $43,227,589, of which $48,101,797 related to appreciated investment securities and $4,874,208 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.811329.106

AFF-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.2%
	Shares	Value
Commodity Funds - 0.9%
Fidelity Series Commodity Strategy Fund	184,812	$ 2,336,027
Domestic Equity Funds - 13.3%
Fidelity Advisor Equity Growth Fund Institutional Class	60,959	3,500,871
Fidelity Advisor Growth & Income Fund Institutional Class	283,505	4,893,298
Fidelity Advisor Large Cap Fund Institutional Class	265,930	4,972,888
Fidelity Advisor Small Cap Fund Institutional Class	65,271	1,719,896
Fidelity Series 100 Index Fund	465,011	4,064,198
Fidelity Series All-Sector Equity Fund	548,798	6,953,276
Fidelity Series Large Cap Value Fund	563,952	6,671,557
Fidelity Series Small Cap Opportunities Fund	171,057	1,855,965
TOTAL DOMESTIC EQUITY FUNDS		34,631,949
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,930,417)		36,967,976
International Equity Funds - 5.7%

Developed International Equity Funds - 4.8%
Fidelity Advisor Diversified International Fund Institutional Class	136,333	2,219,499
Fidelity Advisor Overseas Fund Institutional Class	119,049	2,203,595
Fidelity Series International Growth Fund	328,185	3,705,211
Fidelity Series International Small Cap Fund	62,383	747,346
Fidelity Series International Value Fund	369,499	3,672,820
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		12,548,471
Emerging Markets Equity Funds - 0.9%
Fidelity Series Emerging Markets Fund	118,588	2,270,961
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,005,678)		14,819,432
Bond Funds - 40.8%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,415,922	$ 13,366,307
Inflation-Protected Bond Funds - 11.4%
Fidelity Series Inflation-Protected Bond Index Fund	2,804,119	29,695,617
Investment Grade Bond Funds - 24.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,262,254	12,067,145
Fidelity Series Investment Grade Bond Fund	4,517,749	51,502,338
TOTAL INVESTMENT GRADE BOND FUNDS		63,569,483
TOTAL BOND FUNDS (Cost $101,723,594)		106,631,407
Short-Term Funds - 39.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,567,171	51,273,642
Fidelity Institutional Money Market Portfolio Institutional Class	51,415,229	51,415,229
TOTAL SHORT-TERM FUNDS (Cost $102,688,282)		102,688,871
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $248,347,971)		261,107,686
NET OTHER ASSETS (LIABILITIES) - 0.0%		(75,670)
NET ASSETS - 100%		$ 261,032,016
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $249,306,374. Net unrealized appreciation aggregated $11,801,312, of which $13,737,056 related to appreciated investment securities and $1,935,744 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2000 Fund

December 31, 2010

1.811312.106

F00-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund	2,909,816	$ 36,780,081
Domestic Equity Funds - 14.9%
Fidelity Blue Chip Growth Fund	323,776	14,683,264
Fidelity Disciplined Equity Fund	1,788,902	40,303,952
Fidelity Growth Company Fund	420,179	34,937,913
Fidelity Series 100 Index Fund	3,137,326	27,420,233
Fidelity Series All-Sector Equity Fund	3,858,379	48,885,658
Fidelity Series Large Cap Value Fund	3,868,425	45,763,464
Fidelity Series Small Cap Opportunities Fund	704,745	7,646,484
Fidelity Small Cap Growth Fund	297,069	4,661,014
Fidelity Small Cap Value Fund	299,722	4,678,663
TOTAL DOMESTIC EQUITY FUNDS		228,980,645
TOTAL DOMESTIC EQUITY FUNDS (Cost $214,161,555)		265,760,726
International Equity Funds - 5.7%

Developed International Equity Funds - 4.8%
Fidelity Diversified International Fund	437,716	13,197,126
Fidelity Overseas Fund	409,997	13,316,704
Fidelity Series International Growth Fund	1,930,121	21,791,061
Fidelity Series International Small Cap Fund	365,726	4,381,400
Fidelity Series International Value Fund	2,149,823	21,369,244
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		74,055,535
Emerging Markets Equity Funds - 0.9%
Fidelity Series Emerging Markets Fund	686,902	13,154,178
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $76,557,186)		87,209,713
Bond Funds - 38.1%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund	4,251,874	$ 40,095,174
Fidelity High Income Fund	4,470,623	39,967,366
TOTAL HIGH YIELD BOND FUNDS		80,062,540
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund	14,636,368	154,999,136
Investment Grade Bond Funds - 22.8%
Fidelity Series Investment Grade Bond Fund	24,621,754	280,687,995
Fidelity Strategic Real Return Fund	7,387,129	70,768,694
TOTAL INVESTMENT GRADE BOND FUNDS		351,456,689
TOTAL BOND FUNDS (Cost $550,880,393)		586,518,365
Short-Term Funds - 38.9%

Fidelity Institutional Money Market Portfolio Institutional Class	301,849,760	301,849,760
Fidelity Short-Term Bond Fund	35,104,054	296,980,293
TOTAL SHORT-TERM FUNDS (Cost $608,722,506)		598,830,053
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,450,321,640)	1,538,318,857
NET OTHER ASSETS (LIABILITIES) - 0.0%	(32,835)
NET ASSETS - 100%	$ 1,538,286,022
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,454,001,302. Net unrealized appreciation aggregated $84,317,555, of which $104,818,865 related to appreciated investment securities and $20,501,310 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2005 Fund

December 31, 2010

1.811313.106

F05-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.7%
	Shares	Value
Commodity Funds - 4.7%
Fidelity Series Commodity Strategy Fund	3,456,327	$ 43,687,976
Domestic Equity Funds - 28.0%
Fidelity Blue Chip Growth Fund	371,233	16,835,418
Fidelity Disciplined Equity Fund	2,050,507	46,197,933
Fidelity Growth Company Fund	479,939	39,906,914
Fidelity Series 100 Index Fund	3,602,136	31,482,672
Fidelity Series All-Sector Equity Fund	4,430,485	56,134,250
Fidelity Series Large Cap Value Fund	4,425,150	52,349,526
Fidelity Series Small Cap Opportunities Fund	816,385	8,857,774
Fidelity Small Cap Growth Fund	337,966	5,302,680
Fidelity Small Cap Value Fund	342,116	5,340,438
TOTAL DOMESTIC EQUITY FUNDS		262,407,605
TOTAL DOMESTIC EQUITY FUNDS (Cost $294,095,169)		306,095,581
International Equity Funds - 11.4%

Developed International Equity Funds - 9.7%
Fidelity Diversified International Fund	524,742	15,820,983
Fidelity Overseas Fund	490,051	15,916,856
Fidelity Series International Growth Fund	2,399,313	27,088,238
Fidelity Series International Small Cap Fund	451,333	5,406,967
Fidelity Series International Value Fund	2,672,180	26,561,473
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		90,794,517
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	854,949	16,372,274
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $107,292,947)		107,166,791
Bond Funds - 34.7%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund	2,515,992	$ 23,725,807
Fidelity High Income Fund	2,628,451	23,498,353
TOTAL HIGH YIELD BOND FUNDS		47,224,160
Inflation-Protected Bond Funds - 8.5%
Fidelity Series Inflation-Protected Bond Index Fund	7,523,297	79,671,714
Investment Grade Bond Funds - 21.1%
Fidelity Series Investment Grade Bond Fund	13,897,084	158,426,752
Fidelity Strategic Real Return Fund	4,120,893	39,478,157
TOTAL INVESTMENT GRADE BOND FUNDS		197,904,909
TOTAL BOND FUNDS (Cost $320,265,397)		324,800,783
Short-Term Funds - 21.2%

Fidelity Institutional Money Market Portfolio Institutional Class	104,662,731	104,662,731
Fidelity Short-Term Bond Fund	11,158,156	94,398,000
TOTAL SHORT-TERM FUNDS (Cost $200,895,028)		199,060,731
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $922,548,541)		937,123,886
NET OTHER ASSETS (LIABILITIES) - 0.0%		(64)
NET ASSETS - 100%		$ 937,123,822
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $924,878,549. Net unrealized appreciation aggregated $12,245,337, of which $50,092,232 related to appreciated investment securities and $37,846,895 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2010 Fund

December 31, 2010

1.811320.106

F10-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.2%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund	41,544,139	$ 525,117,914
Domestic Equity Funds - 32.9%
Fidelity Blue Chip Growth Fund	4,582,939	207,836,283
Fidelity Disciplined Equity Fund	25,382,733	571,872,968
Fidelity Growth Company Fund	5,936,829	493,647,340
Fidelity Series 100 Index Fund	44,511,412	389,029,739
Fidelity Series All-Sector Equity Fund	54,563,021	691,313,475
Fidelity Series Large Cap Value Fund	54,638,021	646,367,784
Fidelity Series Small Cap Opportunities Fund	9,999,075	108,489,962
Fidelity Small Cap Growth Fund	4,185,755	65,674,503
Fidelity Small Cap Value Fund	4,231,403	66,052,199
TOTAL DOMESTIC EQUITY FUNDS		3,240,284,253
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,506,433,046)		3,765,402,167
International Equity Funds - 13.7%

Developed International Equity Funds - 11.6%
Fidelity Diversified International Fund	6,832,906	206,012,104
Fidelity Overseas Fund	6,381,499	207,271,075
Fidelity Series International Growth Fund	29,622,772	334,441,100
Fidelity Series International Small Cap Fund	5,555,056	66,549,569
Fidelity Series International Value Fund	33,055,158	328,568,268
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,142,842,116
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund	10,607,060	203,125,190
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,308,245,951)		1,345,967,306
Bond Funds - 37.8%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Capital & Income Fund	26,427,361	$ 249,210,012
Fidelity High Income Fund	27,337,295	244,395,419
TOTAL HIGH YIELD BOND FUNDS		493,605,431
Inflation-Protected Bond Funds - 8.7%
Fidelity Series Inflation-Protected Bond Index Fund	81,186,575	859,765,827
Investment Grade Bond Funds - 24.1%
Fidelity Series Investment Grade Bond Fund	166,192,836	1,894,598,325
Fidelity Strategic Real Return Fund	49,873,309	477,786,300
TOTAL INVESTMENT GRADE BOND FUNDS		2,372,384,625
TOTAL BOND FUNDS (Cost $3,653,609,949)		3,725,755,883
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class	527,627,893	527,627,893
Fidelity Short-Term Bond Fund	57,636,952	487,608,616
TOTAL SHORT-TERM FUNDS (Cost $1,035,361,642)		1,015,236,509
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,503,650,588)	9,852,361,865
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,807)
NET ASSETS - 100%	$ 9,852,360,058
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $9,567,166,573. Net unrealized appreciation aggregated $285,195,292, of which $685,041,604 related to appreciated investment securities and $399,846,312 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2015 Fund

December 31, 2010

1.811323.106

F15-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.1%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund	37,181,472	$ 469,973,801
Domestic Equity Funds - 33.7%
Fidelity Blue Chip Growth Fund	4,186,693	189,866,511
Fidelity Disciplined Equity Fund	23,196,320	522,613,087
Fidelity Growth Company Fund	5,420,782	450,738,063
Fidelity Series 100 Index Fund	40,709,670	355,802,519
Fidelity Series All-Sector Equity Fund	49,958,414	632,973,110
Fidelity Series Large Cap Value Fund	49,969,118	591,134,665
Fidelity Series Small Cap Opportunities Fund	9,134,434	99,108,612
Fidelity Small Cap Growth Fund	3,823,664	59,993,289
Fidelity Small Cap Value Fund	3,866,011	60,348,428
TOTAL DOMESTIC EQUITY FUNDS		2,962,578,284
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,966,125,725)		3,432,552,085
International Equity Funds - 13.9%

Developed International Equity Funds - 11.8%
Fidelity Diversified International Fund	6,192,132	186,692,786
Fidelity Overseas Fund	5,781,263	187,775,428
Fidelity Series International Growth Fund	26,880,422	303,479,965
Fidelity Series International Small Cap Fund	5,051,152	60,512,797
Fidelity Series International Value Fund	30,014,528	298,344,411
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,036,805,387
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund	9,646,361	184,727,804
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,041,198,607)		1,221,533,191
Bond Funds - 37.7%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund	23,869,863	$ 225,092,805
Fidelity High Income Fund	24,841,473	222,082,769
TOTAL HIGH YIELD BOND FUNDS		447,175,574
Inflation-Protected Bond Funds - 7.9%
Fidelity Series Inflation-Protected Bond Index Fund	66,202,878	701,088,483
Investment Grade Bond Funds - 24.7%
Fidelity Series Investment Grade Bond Fund	154,163,226	1,757,460,780
Fidelity Strategic Real Return Fund	42,921,719	411,190,064
TOTAL INVESTMENT GRADE BOND FUNDS		2,168,650,844
TOTAL BOND FUNDS (Cost $3,126,397,469)		3,316,914,901
Short-Term Funds - 9.3%

Fidelity Institutional Money Market Portfolio Institutional Class	427,572,649	427,572,649
Fidelity Short-Term Bond Fund	45,636,770	386,087,074
TOTAL SHORT-TERM FUNDS (Cost $814,690,213)		813,659,723
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,948,412,014)	8,784,659,900
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,493)
NET ASSETS - 100%	$ 8,784,658,407
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $7,971,120,852. Net unrealized appreciation aggregated $813,539,048, of which $991,183,918 related to appreciated investment securities and $177,644,870 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2020 Fund

December 31, 2010

1.811330.106

F20-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.6%
	Shares	Value
Commodity Funds - 6.2%
Fidelity Series Commodity Strategy Fund	96,753,901	$ 1,222,969,309
Domestic Equity Funds - 39.4%
Fidelity Blue Chip Growth Fund	10,914,712	494,982,173
Fidelity Disciplined Equity Fund	60,410,214	1,361,042,129
Fidelity Growth Company Fund	14,108,119	1,173,090,090
Fidelity Series 100 Index Fund	106,059,316	926,958,423
Fidelity Series All-Sector Equity Fund	130,125,685	1,648,692,424
Fidelity Series Large Cap Value Fund	130,056,943	1,538,573,633
Fidelity Series Small Cap Opportunities Fund	23,950,710	259,865,206
Fidelity Small Cap Growth Fund	9,926,702	155,749,958
Fidelity Small Cap Value Fund	10,051,285	156,900,555
TOTAL DOMESTIC EQUITY FUNDS		7,715,854,591
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,507,517,529)		8,938,823,900
International Equity Funds - 16.4%

Developed International Equity Funds - 13.9%
Fidelity Diversified International Fund	15,959,176	481,169,152
Fidelity Overseas Fund	14,899,916	483,949,278
Fidelity Series International Growth Fund	71,629,924	808,701,838
Fidelity Series International Small Cap Fund	13,449,893	161,129,721
Fidelity Series International Value Fund	79,984,718	795,048,098
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,729,998,087
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	25,628,668	490,788,996
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,632,360,978)		3,220,787,083
Bond Funds - 34.3%
	Shares	Value
High Yield Bond Funds - 6.7%
Fidelity Capital & Income Fund	69,916,375	$ 659,311,412
Fidelity High Income Fund	72,632,617	649,335,594
TOTAL HIGH YIELD BOND FUNDS		1,308,647,006
Inflation-Protected Bond Funds - 5.8%
Fidelity Series Inflation-Protected Bond Index Fund	107,803,686	1,141,641,039
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund	304,560,049	3,471,984,563
Fidelity Strategic Real Return Fund	83,447,660	799,428,585
TOTAL INVESTMENT GRADE BOND FUNDS		4,271,413,148
TOTAL BOND FUNDS (Cost $6,324,233,210)		6,721,701,193
Short-Term Funds - 3.7%

Fidelity Institutional Money Market Portfolio Institutional Class	400,614,247	400,614,247
Fidelity Short-Term Bond Fund	37,398,142	316,388,282
TOTAL SHORT-TERM FUNDS (Cost $713,308,262)		717,002,529
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $17,177,419,979)		19,598,314,705
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,535)
NET ASSETS - 100%		$ 19,598,274,170
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $17,243,183,219. Net unrealized appreciation aggregated $2,355,131,486, of which $2,719,405,781 related to appreciated investment securities and $364,274,295 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2025 Fund

December 31, 2010

1.811340.106

F25-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.2%
	Shares	Value
Commodity Funds - 7.0%
Fidelity Series Commodity Strategy Fund	53,977,706	$ 682,278,202
Domestic Equity Funds - 45.2%
Fidelity Blue Chip Growth Fund	6,228,588	282,466,478
Fidelity Disciplined Equity Fund	34,501,882	777,327,409
Fidelity Growth Company Fund	8,067,079	670,777,643
Fidelity Series 100 Index Fund	60,562,388	529,315,271
Fidelity Series All-Sector Equity Fund	74,410,894	942,786,026
Fidelity Series Large Cap Value Fund	74,395,752	880,101,745
Fidelity Series Small Cap Opportunities Fund	13,563,217	147,160,899
Fidelity Small Cap Growth Fund	5,697,507	89,393,888
Fidelity Small Cap Value Fund	5,757,399	89,873,003
TOTAL DOMESTIC EQUITY FUNDS		4,409,202,362
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,871,057,516)		5,091,480,564
International Equity Funds - 18.6%

Developed International Equity Funds - 15.8%
Fidelity Diversified International Fund	9,264,046	279,310,986
Fidelity Overseas Fund	8,650,302	280,961,818
Fidelity Series International Growth Fund	39,810,506	449,460,607
Fidelity Series International Small Cap Fund	7,492,248	89,757,126
Fidelity Series International Value Fund	44,486,252	442,193,345
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,541,683,882
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	14,301,535	273,874,387
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,802,231,373)		1,815,558,269
Bond Funds - 29.1%
	Shares	Value
High Yield Bond Funds - 7.3%
Fidelity Capital & Income Fund	38,006,973	$ 358,405,760
Fidelity High Income Fund	40,073,669	358,258,602
TOTAL HIGH YIELD BOND FUNDS		716,664,362
Inflation-Protected Bond Funds - 3.4%
Fidelity Series Inflation-Protected Bond Index Fund	31,058,126	328,905,549
Investment Grade Bond Funds - 18.4%
Fidelity Series Investment Grade Bond Fund	128,627,534	1,466,353,890
Fidelity Strategic Real Return Fund	34,180,575	327,449,910
TOTAL INVESTMENT GRADE BOND FUNDS		1,793,803,800
TOTAL BOND FUNDS (Cost $2,794,455,332)		2,839,373,711
Short-Term Funds - 0.1%

Fidelity Institutional Money Market Portfolio Institutional Class	5,639,273	5,639,273
Fidelity Short-Term Bond Fund	325,386	2,752,770
TOTAL SHORT-TERM FUNDS (Cost $8,397,803)		8,392,043
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,476,142,024)	9,754,804,587
NET OTHER ASSETS (LIABILITIES) - 0.0%	(318)
NET ASSETS - 100%	$ 9,754,804,269
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $9,488,194,304. Net unrealized appreciation aggregated $266,610,283, of which $747,938,168 related to appreciated investment securities and $481,327,885 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2030 Fund

December 31, 2010

1.811347.106

F30-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.2%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund	84,757,360	$ 1,071,333,030
Domestic Equity Funds - 47.7%
Fidelity Blue Chip Growth Fund	9,650,646	437,656,806
Fidelity Disciplined Equity Fund	53,368,074	1,202,382,708
Fidelity Growth Company Fund	12,493,311	1,038,818,846
Fidelity Series 100 Index Fund	93,654,943	818,544,199
Fidelity Series All-Sector Equity Fund	115,154,479	1,459,007,245
Fidelity Series Large Cap Value Fund	115,202,077	1,362,840,573
Fidelity Series Small Cap Opportunities Fund	21,085,862	228,781,602
Fidelity Small Cap Growth Fund	8,817,570	138,347,674
Fidelity Small Cap Value Fund	8,911,159	139,103,189
TOTAL DOMESTIC EQUITY FUNDS		6,825,482,842
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,752,067,901)		7,896,815,872
International Equity Funds - 20.0%

Developed International Equity Funds - 17.0%
Fidelity Diversified International Fund	14,447,029	435,577,914
Fidelity Overseas Fund	13,498,173	438,420,664
Fidelity Series International Growth Fund	63,190,783	713,423,937
Fidelity Series International Small Cap Fund	11,870,029	142,202,943
Fidelity Series International Value Fund	70,460,649	700,378,849
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,430,004,307

	Shares	Value
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	22,558,288	$ 431,991,215
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,369,556,025)		2,861,995,522
Bond Funds - 24.8%

High Yield Bond Funds - 7.3%
Fidelity Capital & Income Fund	55,588,760	524,202,010
Fidelity High Income Fund	58,368,110	521,810,902
TOTAL HIGH YIELD BOND FUNDS		1,046,012,912
Inflation-Protected Bond Funds - 0.8%
Fidelity Series Inflation-Protected Bond Index Fund	10,053,498	106,466,541
Investment Grade Bond Funds - 16.7%
Fidelity Series Investment Grade Bond Fund	172,045,451	1,961,318,138
Fidelity Strategic Real Return Fund	44,732,370	428,536,106
TOTAL INVESTMENT GRADE BOND FUNDS		2,389,854,244
TOTAL BOND FUNDS (Cost $3,360,491,552)		3,542,333,697
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,482,115,478)		14,301,145,091
NET OTHER ASSETS (LIABILITIES) - 0.0%		(229)
NET ASSETS - 100%		$ 14,301,144,862
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $12,522,430,673. Net unrealized appreciation aggregated $1,778,714,418, of which $2,137,042,631 related to appreciated investment securities and $358,328,213 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2035 Fund

December 31, 2010

1.811348.106

F35-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Commodity Funds - 8.2%
Fidelity Series Commodity Strategy Fund	42,411,272	$ 536,078,478
Domestic Equity Funds - 53.1%
Fidelity Blue Chip Growth Fund	4,898,449	222,144,642
Fidelity Disciplined Equity Fund	27,129,730	611,232,813
Fidelity Growth Company Fund	6,352,213	528,186,487
Fidelity Series 100 Index Fund	47,606,789	416,083,340
Fidelity Series All-Sector Equity Fund	58,563,604	742,000,865
Fidelity Series Large Cap Value Fund	58,590,063	693,120,448
Fidelity Series Small Cap Opportunities Fund	10,625,855	115,290,531
Fidelity Small Cap Growth Fund	4,497,096	70,559,431
Fidelity Small Cap Value Fund	4,536,455	70,814,063
TOTAL DOMESTIC EQUITY FUNDS		3,469,432,620
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,805,293,909)		4,005,511,098
International Equity Funds - 22.0%

Developed International Equity Funds - 18.7%
Fidelity Diversified International Fund	7,502,989	226,215,106
Fidelity Overseas Fund	7,010,987	227,716,860
Fidelity Series International Growth Fund	31,160,492	351,801,949
Fidelity Series International Small Cap Fund	5,866,293	70,278,186
Fidelity Series International Value Fund	34,804,594	345,957,667
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,221,969,768

	Shares	Value
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund	11,190,407	$ 214,296,287
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,418,034,683)		1,436,266,055
Bond Funds - 16.7%

High Yield Bond Funds - 7.2%
Fidelity Capital & Income Fund	25,055,242	236,270,931
Fidelity High Income Fund	26,186,755	234,109,588
TOTAL HIGH YIELD BOND FUNDS		470,380,519
Investment Grade Bond Funds - 9.5%
Fidelity Series Investment Grade Bond Fund	44,867,646	511,491,168
Fidelity Strategic Real Return Fund	11,741,229	112,480,975
TOTAL INVESTMENT GRADE BOND FUNDS		623,972,143
TOTAL BOND FUNDS (Cost $1,068,267,649)		1,094,352,662
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,291,596,241)		6,536,129,815
NET OTHER ASSETS (LIABILITIES) - 0.0%		(88)
NET ASSETS - 100%		$ 6,536,129,727
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $6,298,813,884. Net unrealized appreciation aggregated $237,315,931, of which $569,571,846 related to appreciated investment securities and $332,255,915 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2040 Fund

December 31, 2010

1.811349.106

F40-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Commodity Funds - 8.2%
Fidelity Series Commodity Strategy Fund	56,477,010	$ 713,869,404
Domestic Equity Funds - 53.7%
Fidelity Blue Chip Growth Fund	6,598,913	299,260,706
Fidelity Disciplined Equity Fund	36,547,968	823,425,723
Fidelity Growth Company Fund	8,558,242	711,617,828
Fidelity Series 100 Index Fund	64,113,950	560,355,922
Fidelity Series All-Sector Equity Fund	78,840,094	998,903,986
Fidelity Series Large Cap Value Fund	78,932,372	933,769,966
Fidelity Series Small Cap Opportunities Fund	14,317,143	155,341,005
Fidelity Small Cap Growth Fund	6,058,061	95,050,974
Fidelity Small Cap Value Fund	6,109,563	95,370,285
TOTAL DOMESTIC EQUITY FUNDS		4,673,096,395
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,657,582,750)		5,386,965,799
International Equity Funds - 22.2%

Developed International Equity Funds - 18.9%
Fidelity Diversified International Fund	10,109,253	304,793,991
Fidelity Overseas Fund	9,448,050	306,872,672
Fidelity Series International Growth Fund	41,947,233	473,584,258
Fidelity Series International Small Cap Fund	7,887,900	94,497,040
Fidelity Series International Value Fund	46,845,482	465,644,087
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,645,392,048

	Shares	Value
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund	15,042,696	$ 288,067,619
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,627,516,057)		1,933,459,667
Bond Funds - 15.9%

High Yield Bond Funds - 8.3%
Fidelity Capital & Income Fund	38,235,769	360,563,305
Fidelity High Income Fund	39,806,678	355,871,698
TOTAL HIGH YIELD BOND FUNDS		716,435,003
Investment Grade Bond Funds - 7.6%
Fidelity Series Investment Grade Bond Fund	47,714,151	543,941,324
Fidelity Strategic Real Return Fund	12,251,068	117,365,230
TOTAL INVESTMENT GRADE BOND FUNDS		661,306,554
TOTAL BOND FUNDS (Cost $1,290,118,967)		1,377,741,557
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,575,217,774)		8,698,167,023
NET OTHER ASSETS (LIABILITIES) - 0.0%		(110)
NET ASSETS - 100%		$ 8,698,166,913
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $7,597,148,230. Net unrealized appreciation aggregated $1,101,018,793, of which $1,338,024,090 related to appreciated investment securities and $237,005,297 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2045 Fund

December 31, 2010

1.843410.104

F45-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund	16,552,840	$ 209,227,902
Domestic Equity Funds - 54.7%
Fidelity Blue Chip Growth Fund	1,878,142	85,173,751
Fidelity Disciplined Equity Fund	10,400,774	234,329,440
Fidelity Growth Company Fund	2,436,019	202,554,992
Fidelity Series 100 Index Fund	18,277,266	159,743,302
Fidelity Series All-Sector Equity Fund	22,554,843	285,769,866
Fidelity Series Large Cap Value Fund	22,503,755	266,219,424
Fidelity Series Small Cap Opportunities Fund	4,056,505	44,013,084
Fidelity Small Cap Growth Fund	1,729,319	27,133,008
Fidelity Small Cap Value Fund	1,743,101	27,209,813
TOTAL DOMESTIC EQUITY FUNDS		1,332,146,680
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,295,020,897)		1,541,374,582
International Equity Funds - 22.5%

Developed International Equity Funds - 19.1%
Fidelity Diversified International Fund	2,691,215	81,140,145
Fidelity Overseas Fund	2,518,719	81,807,982
Fidelity Series International Growth Fund	12,243,250	138,226,293
Fidelity Series International Small Cap Fund	2,303,871	27,600,379
Fidelity Series International Value Fund	13,652,336	135,704,218
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		464,479,017

	Shares	Value
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	4,342,908	$ 83,166,688
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $460,639,378)		547,645,705
Bond Funds - 14.2%

High Yield Bond Funds - 9.5%
Fidelity Capital & Income Fund	12,308,497	116,069,131
Fidelity High Income Fund	12,864,893	115,012,142
TOTAL HIGH YIELD BOND FUNDS		231,081,273
Investment Grade Bond Funds - 4.7%
Fidelity Series Investment Grade Bond Fund	8,417,145	95,955,454
Fidelity Strategic Real Return Fund	2,036,735	19,511,921
TOTAL INVESTMENT GRADE BOND FUNDS		115,467,375
TOTAL BOND FUNDS (Cost $305,465,214)		346,548,648
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,061,125,489)		2,435,568,935
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23)
NET ASSETS - 100%		$ 2,435,568,912
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,074,789,628. Net unrealized appreciation aggregated $360,779,307, of which $404,745,753 related to appreciated investment securities and $43,966,446 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2050 Fund

December 31, 2010

1.843411.104

F50-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund	13,598,940	$ 171,890,606
Domestic Equity Funds - 57.0%
Fidelity Blue Chip Growth Fund	1,555,388	70,536,853
Fidelity Disciplined Equity Fund	8,616,986	194,140,701
Fidelity Growth Company Fund	2,016,482	167,670,492
Fidelity Series 100 Index Fund	15,143,749	132,356,366
Fidelity Series All-Sector Equity Fund	18,670,069	236,549,769
Fidelity Series Large Cap Value Fund	18,625,601	220,340,856
Fidelity Series Small Cap Opportunities Fund	3,362,873	36,487,167
Fidelity Small Cap Growth Fund	1,429,767	22,433,046
Fidelity Small Cap Value Fund	1,442,014	22,509,840
TOTAL DOMESTIC EQUITY FUNDS		1,103,025,090
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,085,866,525)		1,274,915,696
International Equity Funds - 23.8%

Developed International Equity Funds - 20.2%
Fidelity Diversified International Fund	2,408,261	72,609,078
Fidelity Overseas Fund	2,249,393	73,060,284
Fidelity Series International Growth Fund	9,998,872	112,887,266
Fidelity Series International Small Cap Fund	1,882,399	22,551,142
Fidelity Series International Value Fund	11,192,623	111,254,677
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		392,362,447

	Shares	Value
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund	3,606,476	$ 69,064,011
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $385,681,961)		461,426,458
Bond Funds - 10.3%

High Yield Bond Funds - 9.5%
Fidelity Capital & Income Fund	9,713,118	91,594,703
Fidelity High Income Fund	10,331,399	92,362,707
TOTAL HIGH YIELD BOND FUNDS		183,957,410
Investment Grade Bond Funds - 0.8%
Fidelity Series Investment Grade Bond Fund	1,220,156	13,909,778
Fidelity Strategic Real Return Fund	180,321	1,727,474
TOTAL INVESTMENT GRADE BOND FUNDS		15,637,252
TOTAL BOND FUNDS (Cost $172,875,929)		199,594,662
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,644,424,415)		1,935,936,816
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11)
NET ASSETS - 100%		$ 1,935,936,805
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,653,531,446. Net unrealized appreciation aggregated $282,405,370, of which $322,491,418 related to appreciated investment securities and $40,086,048 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom Income Fund

December 31, 2010

1.811331.106

FRI-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.2%
	Shares	Value
Commodity Funds - 0.9%
Fidelity Series Commodity Strategy Fund	1,980,111	$ 25,028,597
Domestic Equity Funds - 14.3%
Fidelity Blue Chip Growth Fund	559,722	25,383,413
Fidelity Disciplined Equity Fund	3,161,555	71,229,831
Fidelity Growth Company Fund	745,019	61,948,319
Fidelity Series 100 Index Fund	5,508,504	48,144,329
Fidelity Series All-Sector Equity Fund	6,729,062	85,257,220
Fidelity Series Large Cap Value Fund	6,744,621	79,788,864
Fidelity Series Small Cap Opportunities Fund	1,268,027	13,758,097
Fidelity Small Cap Growth Fund	524,828	8,234,557
Fidelity Small Cap Value Fund	518,561	8,094,740
TOTAL DOMESTIC EQUITY FUNDS		401,839,370
TOTAL DOMESTIC EQUITY FUNDS (Cost $345,949,280)		426,867,967
International Equity Funds - 5.4%

Developed International Equity Funds - 4.6%
Fidelity Diversified International Fund	764,040	23,035,818
Fidelity Overseas Fund	715,560	23,241,386
Fidelity Series International Growth Fund	3,382,916	38,193,116
Fidelity Series International Small Cap Fund	641,010	7,679,294
Fidelity Series International Value Fund	3,769,383	37,467,668
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		129,617,282
Emerging Markets Equity Funds - 0.8%
Fidelity Series Emerging Markets Fund	1,205,155	23,078,716
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $134,891,578)		152,695,998
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund	7,803,651	$ 73,588,428
Fidelity High Income Fund	8,208,685	73,385,646
TOTAL HIGH YIELD BOND FUNDS		146,974,074
Inflation-Protected Bond Funds - 10.4%
Fidelity Series Inflation-Protected Bond Index Fund	27,591,774	292,196,889
Investment Grade Bond Funds - 24.6%
Fidelity Series Investment Grade Bond Fund	48,884,002	557,277,624
Fidelity Strategic Real Return Fund	14,201,117	136,046,701
TOTAL INVESTMENT GRADE BOND FUNDS		693,324,325
TOTAL BOND FUNDS (Cost $1,067,178,020)		1,132,495,288
Short-Term Funds - 39.2%

Fidelity Institutional Money Market Portfolio Institutional Class	556,970,980	556,970,980
Fidelity Short-Term Bond Fund	64,554,806	546,133,663
TOTAL SHORT-TERM FUNDS (Cost $1,119,089,863)		1,103,104,643
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,667,108,741)		2,815,163,896
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,742)
NET ASSETS - 100%		$ 2,815,159,154
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,673,025,651. Net unrealized appreciation aggregated $142,138,245, of which $176,854,303 related to appreciated investment securities and $34,716,058 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2000 Fund

December 31, 2010

1.907101.101

FF-K-00-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F	673,003	$ 8,520,216
Domestic Equity Funds - 14.9%
Fidelity Blue Chip Growth Fund Class F	75,005	3,402,219
Fidelity Disciplined Equity Fund Class F	414,960	9,336,598
Fidelity Growth Company Fund Class F	97,458	8,096,798
Fidelity Series 100 Index Fund	726,839	6,352,571
Fidelity Series All-Sector Equity Fund Class F	893,964	11,326,521
Fidelity Series Large Cap Value Fund Class F	896,286	10,603,063
Fidelity Series Small Cap Opportunities Fund Class F	162,771	1,770,950
Fidelity Small Cap Growth Fund Class F	68,627	1,080,877
Fidelity Small Cap Value Fund Class F	69,498	1,084,868
TOTAL DOMESTIC EQUITY FUNDS		53,054,465
TOTAL DOMESTIC EQUITY FUNDS (Cost $56,038,261)		61,574,681
International Equity Funds - 5.7%

Developed International Equity Funds - 4.8%
Fidelity Diversified International Fund Class F	101,504	3,056,275
Fidelity Overseas Fund Class F	95,137	3,084,330
Fidelity Series International Growth Fund Class F	446,550	5,050,477
Fidelity Series International Small Cap Fund Class F	84,689	1,015,417
Fidelity Series International Value Fund Class F	497,211	4,952,223
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		17,158,722
Emerging Markets Equity Funds - 0.9%
Fidelity Series Emerging Markets Fund Class F	158,683	3,043,544
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,258,527)		20,202,266
Bond Funds - 38.1%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund Class F	982,247	$ 9,262,592
Fidelity High Income Fund Class F	1,038,038	9,280,058
TOTAL HIGH YIELD BOND FUNDS		18,542,650
Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,393,240	35,934,407
Investment Grade Bond Funds - 22.9%
Fidelity Series Investment Grade Bond Fund Class F	5,710,135	65,095,534
Fidelity Strategic Real Return Fund Class F	1,722,952	16,488,647
TOTAL INVESTMENT GRADE BOND FUNDS		81,584,181
TOTAL BOND FUNDS (Cost $134,320,050)		136,061,238
Short-Term Funds - 38.9%

Fidelity Institutional Money Market Portfolio Class F	70,258,830	70,258,830
Fidelity Short Term Bond Fund Class F	8,100,664	68,531,619
TOTAL SHORT-TERM FUNDS (Cost $138,359,200)		138,790,449
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $346,976,038)		356,628,634
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,289)
NET ASSETS - 100%		$ 356,614,345
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $347,334,353. Net unrealized appreciation aggregated $9,294,281, of which $10,609,612 related to appreciated investment securities and $1,315,331 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2005 Fund

December 31, 2010

1.907103.101

FF-K-05-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.7%
	Shares	Value
Commodity Funds - 4.7%
Fidelity Series Commodity Strategy Fund Class F	741,054	$ 9,381,750
Domestic Equity Funds - 28.0%
Fidelity Blue Chip Growth Fund Class F	79,687	3,614,605
Fidelity Disciplined Equity Fund Class F	440,732	9,916,469
Fidelity Growth Company Fund Class F	103,135	8,568,472
Fidelity Series 100 Index Fund	773,237	6,758,089
Fidelity Series All-Sector Equity Fund Class F	951,098	12,050,416
Fidelity Series Large Cap Value Fund Class F	949,961	11,238,042
Fidelity Series Small Cap Opportunities Fund Class F	174,739	1,901,157
Fidelity Small Cap Growth Fund Class F	72,323	1,139,088
Fidelity Small Cap Value Fund Class F	73,498	1,147,305
TOTAL DOMESTIC EQUITY FUNDS		56,333,643
TOTAL DOMESTIC EQUITY FUNDS (Cost $58,385,570)		65,715,393
International Equity Funds - 11.4%

Developed International Equity Funds - 9.7%
Fidelity Diversified International Fund Class F	112,777	3,395,709
Fidelity Overseas Fund Class F	105,379	3,416,394
Fidelity Series International Growth Fund Class F	514,113	5,814,617
Fidelity Series International Small Cap Fund Class F	96,762	1,160,171
Fidelity Series International Value Fund Class F	572,397	5,701,073
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		19,487,964
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund Class F	183,095	3,511,767
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,510,278)		22,999,731
Bond Funds - 34.7%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund Class F	540,085	$ 5,093,006
Fidelity High Income Fund Class F	564,262	5,044,503
TOTAL HIGH YIELD BOND FUNDS		10,137,509
Inflation-Protected Bond Funds - 8.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,614,301	17,095,452
Investment Grade Bond Funds - 21.1%
Fidelity Series Investment Grade Bond Fund Class F	2,974,163	33,905,452
Fidelity Strategic Real Return Fund Class F	888,484	8,502,795
TOTAL INVESTMENT GRADE BOND FUNDS		42,408,247
TOTAL BOND FUNDS (Cost $68,651,148)		69,641,208
Short-Term Funds - 21.2%

Fidelity Institutional Money Market Portfolio Class F	22,417,095	22,417,095
Fidelity Short Term Bond Fund Class F	2,393,654	20,250,317
TOTAL SHORT-TERM FUNDS (Cost $42,568,554)		42,667,412
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $190,115,550)		201,023,744
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,149)
NET ASSETS - 100%		$ 201,015,595
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $190,337,083. Net unrealized appreciation aggregated $10,686,661, of which $11,438,689 related to appreciated investment securities and $752,028 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2010 Fund

December 31, 2010

1.907105.101

FF-K-10-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.1%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund Class F	9,130,990	$ 115,598,329
Domestic Equity Funds - 32.8%
Fidelity Blue Chip Growth Fund Class F	1,008,190	45,731,492
Fidelity Disciplined Equity Fund Class F	5,591,606	125,811,127
Fidelity Growth Company Fund Class F	1,307,576	108,633,392
Fidelity Series 100 Index Fund	9,791,631	85,578,857
Fidelity Series All-Sector Equity Fund Class F	12,002,616	152,073,144
Fidelity Series Large Cap Value Fund Class F	12,018,678	142,180,963
Fidelity Series Small Cap Opportunities Fund Class F	2,193,801	23,868,555
Fidelity Small Cap Growth Fund Class F	917,815	14,455,585
Fidelity Small Cap Value Fund Class F	931,501	14,540,724
TOTAL DOMESTIC EQUITY FUNDS		712,873,839
TOTAL DOMESTIC EQUITY FUNDS (Cost $749,987,624)		828,472,168
International Equity Funds - 13.6%

Developed International Equity Funds - 11.6%
Fidelity Diversified International Fund Class F	1,504,113	45,288,844
Fidelity Overseas Fund Class F	1,405,556	45,568,124
Fidelity Series International Growth Fund Class F	6,506,318	73,586,456
Fidelity Series International Small Cap Fund Class F	1,220,391	14,632,487
Fidelity Series International Value Fund Class F	7,258,934	72,298,986
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		251,374,897
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund Class F	2,331,198	44,712,369
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $267,944,683)		296,087,266
Bond Funds - 38.0%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Capital & Income Fund Class F	5,792,375	$ 54,622,095
Fidelity High Income Fund Class F	6,032,391	53,929,578
TOTAL HIGH YIELD BOND FUNDS		108,551,673
Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	17,979,540	190,403,332
Investment Grade Bond Funds - 24.2%
Fidelity Series Investment Grade Bond Fund Class F	36,978,006	421,549,274
Fidelity Strategic Real Return Fund Class F	10,960,471	104,891,703
TOTAL INVESTMENT GRADE BOND FUNDS		526,440,977
TOTAL BOND FUNDS (Cost $815,554,250)		825,395,982
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Class F	117,792,390	117,792,390
Fidelity Short Term Bond Fund Class F	12,634,314	106,886,297
TOTAL SHORT-TERM FUNDS (Cost $224,102,279)		224,678,687
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,057,588,836)		2,174,634,103
NET OTHER ASSETS (LIABILITIES) - 0.0%		(85,382)
NET ASSETS - 100%		$ 2,174,548,721
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,059,066,975. Net unrealized appreciation aggregated $115,567,128, of which $124,222,339 related to appreciated investment securities and $8,655,211 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2015 Fund

December 31, 2010

1.907107.101

FF-K-15-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.1%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund Class F	10,511,195	$ 133,071,734
Domestic Equity Funds - 33.7%
Fidelity Blue Chip Growth Fund Class F	1,184,896	53,746,861
Fidelity Disciplined Equity Fund Class F	6,573,782	147,910,099
Fidelity Growth Company Fund Class F	1,535,963	127,607,774
Fidelity Series 100 Index Fund	11,521,374	100,696,811
Fidelity Series All-Sector Equity Fund Class F	14,139,528	179,147,818
Fidelity Series Large Cap Value Fund Class F	14,142,215	167,302,408
Fidelity Series Small Cap Opportunities Fund Class F	2,578,217	28,050,999
Fidelity Small Cap Growth Fund Class F	1,078,846	16,991,826
Fidelity Small Cap Value Fund Class F	1,094,897	17,091,349
TOTAL DOMESTIC EQUITY FUNDS		838,545,945
TOTAL DOMESTIC EQUITY FUNDS (Cost $874,303,865)		971,617,679
International Equity Funds - 13.9%

Developed International Equity Funds - 11.8%
Fidelity Diversified International Fund Class F	1,754,840	52,838,244
Fidelity Overseas Fund Class F	1,639,243	53,144,264
Fidelity Series International Growth Fund Class F	7,593,747	85,885,280
Fidelity Series International Small Cap Fund Class F	1,427,128	17,111,260
Fidelity Series International Value Fund Class F	8,477,087	84,431,791
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		293,410,839
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund Class F	2,725,266	52,270,606
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $312,266,817)		345,681,445
Bond Funds - 37.7%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund Class F	6,754,963	$ 63,699,300
Fidelity High Income Fund Class F	7,028,274	62,832,771
TOTAL HIGH YIELD BOND FUNDS		126,532,071
Inflation-Protected Bond Funds - 8.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,745,624	198,516,160
Investment Grade Bond Funds - 24.6%
Fidelity Series Investment Grade Bond Fund Class F	43,558,948	496,572,005
Fidelity Strategic Real Return Fund Class F	12,167,595	116,443,889
TOTAL INVESTMENT GRADE BOND FUNDS		613,015,894
TOTAL BOND FUNDS (Cost $927,063,319)		938,064,125
Short-Term Funds - 9.3%

Fidelity Institutional Money Market Portfolio Class F	120,923,846	120,923,846
Fidelity Short Term Bond Fund Class F	12,917,585	109,282,767
TOTAL SHORT-TERM FUNDS (Cost $229,629,307)		230,206,613
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,343,263,308)	2,485,569,862
NET OTHER ASSETS (LIABILITIES) - 0.0%	(98,428)
NET ASSETS - 100%	$ 2,485,471,434
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,344,925,051. Net unrealized appreciation aggregated $140,644,811, of which $150,997,815 related to appreciated investment securities and $10,353,004 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2020 Fund

December 31, 2010

1.907109.101

FF-K-20-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.4%
	Shares	Value
Commodity Funds - 6.2%
Fidelity Series Commodity Strategy Fund Class F	25,547,231	$ 323,427,946
Domestic Equity Funds - 39.2%
Fidelity Blue Chip Growth Fund Class F	2,884,109	130,823,176
Fidelity Disciplined Equity Fund Class F	15,984,165	359,643,716
Fidelity Growth Company Fund Class F	3,732,254	310,075,628
Fidelity Series 100 Index Fund	28,021,383	244,906,883
Fidelity Series All-Sector Equity Fund Class F	34,378,996	435,581,875
Fidelity Series Large Cap Value Fund Class F	34,358,945	406,466,322
Fidelity Series Small Cap Opportunities Fund Class F	6,312,412	68,679,048
Fidelity Small Cap Growth Fund Class F	2,614,380	41,176,490
Fidelity Small Cap Value Fund Class F	2,657,625	41,485,528
TOTAL DOMESTIC EQUITY FUNDS		2,038,838,666
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,135,655,889)		2,362,266,612
International Equity Funds - 16.4%

Developed International Equity Funds - 13.9%
Fidelity Diversified International Fund Class F	4,218,767	127,027,077
Fidelity Overseas Fund Class F	3,940,556	127,752,827
Fidelity Series International Growth Fund Class F	18,897,401	213,729,606
Fidelity Series International Small Cap Fund Class F	3,547,698	42,536,902
Fidelity Series International Value Fund Class F	21,097,365	210,129,751
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		721,176,163
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund Class F	6,768,663	129,822,964
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $768,540,756)		850,999,127
Bond Funds - 34.5%
	Shares	Value
High Yield Bond Funds - 6.6%
Fidelity Capital & Income Fund Class F	18,379,708	$ 173,320,642
Fidelity High Income Fund Class F	19,255,870	172,147,480
TOTAL HIGH YIELD BOND FUNDS		345,468,122
Inflation-Protected Bond Funds - 5.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	28,901,776	306,069,811
Investment Grade Bond Funds - 22.0%
Fidelity Series Investment Grade Bond Fund Class F	82,032,248	935,167,630
Fidelity Strategic Real Return Fund Class F	21,976,041	210,310,708
TOTAL INVESTMENT GRADE BOND FUNDS		1,145,478,338
TOTAL BOND FUNDS (Cost $1,773,222,755)		1,797,016,271
Short-Term Funds - 3.7%

Fidelity Institutional Money Market Portfolio Class F	109,765,571	109,765,571
Fidelity Short Term Bond Fund Class F	9,834,403	83,199,048
TOTAL SHORT-TERM FUNDS (Cost $192,646,734)		192,964,619
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,870,066,134)	5,203,246,629
NET OTHER ASSETS (LIABILITIES) - 0.0%	(203,200)
NET ASSETS - 100%	$ 5,203,043,429
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $4,874,955,702. Net unrealized appreciation aggregated $328,290,927, of which $348,063,078 related to appreciated investment securities and $19,772,151 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2025 Fund

December 31, 2010

1.907112.101

FF-K-25-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.2%
	Shares	Value
Commodity Funds - 7.0%
Fidelity Series Commodity Strategy Fund Class F	15,114,428	$ 191,348,664
Domestic Equity Funds - 45.2%
Fidelity Blue Chip Growth Fund Class F	1,745,523	79,176,934
Fidelity Disciplined Equity Fund Class F	9,681,939	217,843,636
Fidelity Growth Company Fund Class F	2,263,393	188,042,686
Fidelity Series 100 Index Fund	16,971,798	148,333,517
Fidelity Series All-Sector Equity Fund Class F	20,853,008	264,207,607
Fidelity Series Large Cap Value Fund Class F	20,848,131	246,633,391
Fidelity Series Small Cap Opportunities Fund Class F	3,790,654	41,242,318
Fidelity Small Cap Growth Fund Class F	1,591,594	25,067,605
Fidelity Small Cap Value Fund Class F	1,614,680	25,205,149
TOTAL DOMESTIC EQUITY FUNDS		1,235,752,843
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,288,446,270)		1,427,101,507
International Equity Funds - 18.6%

Developed International Equity Funds - 15.8%
Fidelity Diversified International Fund Class F	2,599,804	78,280,090
Fidelity Overseas Fund Class F	2,428,726	78,739,291
Fidelity Series International Growth Fund Class F	11,138,771	125,979,497
Fidelity Series International Small Cap Fund Class F	2,096,360	25,135,357
Fidelity Series International Value Fund Class F	12,443,620	123,938,453
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		432,072,688
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund Class F	4,002,396	76,765,950
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $460,997,279)		508,838,638
Bond Funds - 29.1%
	Shares	Value
High Yield Bond Funds - 7.3%
Fidelity Capital & Income Fund Class F	10,645,460	$ 100,386,692
Fidelity High Income Fund Class F	11,229,856	100,394,910
TOTAL HIGH YIELD BOND FUNDS		200,781,602
Inflation-Protected Bond Funds - 3.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,717,609	92,319,484
Investment Grade Bond Funds - 18.4%
Fidelity Series Investment Grade Bond Fund Class F	36,060,221	411,086,522
Fidelity Strategic Real Return Fund Class F	9,589,224	91,768,870
TOTAL INVESTMENT GRADE BOND FUNDS		502,855,392
TOTAL BOND FUNDS (Cost $783,547,705)		795,956,478
Short-Term Funds - 0.1%

Fidelity Institutional Money Market Portfolio Class F	1,591,205	1,591,205
Fidelity Short Term Bond Fund Class F	91,260	772,061
TOTAL SHORT-TERM FUNDS (Cost $2,364,757)		2,363,266
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,535,356,011)	2,734,259,889
NET OTHER ASSETS (LIABILITIES) - 0.0%	(107,413)
NET ASSETS - 100%	$ 2,734,152,476
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,537,029,190. Net unrealized appreciation aggregated $197,230,699, of which $206,375,874 related to appreciated investment securities and $9,145,175 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2030 Fund

December 31, 2010

1.907114.101

FF-K-30-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.1%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund Class F	22,963,861	$ 290,722,481
Domestic Equity Funds - 47.6%
Fidelity Blue Chip Growth Fund Class F	2,603,819	118,109,221
Fidelity Disciplined Equity Fund Class F	14,417,860	324,401,841
Fidelity Growth Company Fund Class F	3,374,755	280,374,655
Fidelity Series 100 Index Fund	25,265,196	220,817,815
Fidelity Series All-Sector Equity Fund Class F	31,063,879	393,579,350
Fidelity Series Large Cap Value Fund Class F	31,074,273	367,608,645
Fidelity Series Small Cap Opportunities Fund Class F	5,675,052	61,744,566
Fidelity Small Cap Growth Fund Class F	2,370,927	37,342,101
Fidelity Small Cap Value Fund Class F	2,405,668	37,552,483
TOTAL DOMESTIC EQUITY FUNDS		1,841,530,677
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,929,665,593)		2,132,253,158
International Equity Funds - 19.9%

Developed International Equity Funds - 16.9%
Fidelity Diversified International Fund Class F	3,903,567	117,536,392
Fidelity Overseas Fund Class F	3,649,011	118,300,931
Fidelity Series International Growth Fund Class F	17,043,630	192,763,450
Fidelity Series International Small Cap Fund Class F	3,201,758	38,389,081
Fidelity Series International Value Fund Class F	19,001,760	189,257,528
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		656,247,382

	Shares	Value
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund Class F	6,090,837	$ 116,822,248
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $701,189,593)		773,069,630
Bond Funds - 25.0%

High Yield Bond Funds - 7.3%
Fidelity Capital & Income Fund Class F	14,931,672	140,805,668
Fidelity High Income Fund Class F	15,782,302	141,093,779
TOTAL HIGH YIELD BOND FUNDS		281,899,447
Inflation-Protected Bond Funds - 0.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,720,511	28,810,208
Investment Grade Bond Funds - 17.0%
Fidelity Series Investment Grade Bond Fund Class F	47,447,828	540,905,231
Fidelity Strategic Real Return Fund Class F	12,039,341	115,216,496
TOTAL INVESTMENT GRADE BOND FUNDS		656,121,727
TOTAL BOND FUNDS (Cost $952,093,395)		966,831,382
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,582,948,581)	3,872,154,170
NET OTHER ASSETS (LIABILITIES) - 0.0%	(150,515)
NET ASSETS - 100%	$ 3,872,003,655
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $3,585,935,769. Net unrealized appreciation aggregated $286,218,401, of which $299,225,020 related to appreciated investment securities and $13,006,619 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom KSM 2035 Fund

December 31, 2010

1.907116.101

FF-K-35-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.3%
	Shares	Value
Commodity Funds - 8.2%
Fidelity Series Commodity Strategy Fund Class F	11,969,163	$ 151,529,604
Domestic Equity Funds - 53.1%
Fidelity Blue Chip Growth Fund Class F	1,382,250	62,698,874
Fidelity Disciplined Equity Fund Class F	7,665,886	172,482,437
Fidelity Growth Company Fund Class F	1,794,643	149,098,975
Fidelity Series 100 Index Fund	13,433,686	117,410,412
Fidelity Series All-Sector Equity Fund Class F	16,526,122	209,385,967
Fidelity Series Large Cap Value Fund Class F	16,532,519	195,579,697
Fidelity Series Small Cap Opportunities Fund Class F	2,990,565	32,537,345
Fidelity Small Cap Growth Fund Class F	1,265,142	19,925,993
Fidelity Small Cap Value Fund Class F	1,281,309	20,001,229
TOTAL DOMESTIC EQUITY FUNDS		979,120,929
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,023,636,175)		1,130,650,533
International Equity Funds - 22.0%

Developed International Equity Funds - 18.7%
Fidelity Diversified International Fund Class F	2,120,309	63,842,514
Fidelity Overseas Fund Class F	1,982,389	64,269,052
Fidelity Series International Growth Fund Class F	8,781,261	99,316,057
Fidelity Series International Small Cap Fund Class F	1,653,425	19,824,567
Fidelity Series International Value Fund Class F	9,805,878	97,666,549
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		344,918,739

	Shares	Value
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund Class F	3,154,311	$ 60,499,691
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $368,835,127)		405,418,430
Bond Funds - 16.7%

High Yield Bond Funds - 7.2%
Fidelity Capital & Income Fund Class F	7,063,834	66,611,958
Fidelity High Income Fund Class F	7,388,893	66,056,700
TOTAL HIGH YIELD BOND FUNDS		132,668,658
Investment Grade Bond Funds - 9.5%
Fidelity Series Investment Grade Bond Fund Class F	12,677,439	144,522,810
Fidelity Strategic Real Return Fund Class F	3,316,050	31,734,603
TOTAL INVESTMENT GRADE BOND FUNDS		176,257,413
TOTAL BOND FUNDS (Cost $302,104,791)		308,926,071
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,694,576,093)		1,844,995,034
NET OTHER ASSETS (LIABILITIES) - 0.0%		(71,881)
NET ASSETS - 100%		$ 1,844,923,153
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $1,696,088,756. Net unrealized appreciation aggregated $148,906,278, of which $153,157,456 related to appreciated investment securities and $4,251,178 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom KSM 2040 Fund

December 31, 2010

1.907118.101

FF-K-40-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund Class F	15,110,613	$ 191,300,357
Domestic Equity Funds - 53.6%
Fidelity Blue Chip Growth Fund Class F	1,741,220	78,981,741
Fidelity Disciplined Equity Fund Class F	9,656,183	217,264,114
Fidelity Growth Company Fund Class F	2,260,859	187,832,140
Fidelity Series 100 Index Fund	16,914,352	147,831,438
Fidelity Series All-Sector Equity Fund Class F	20,796,195	263,487,791
Fidelity Series Large Cap Value Fund Class F	20,820,694	246,308,814
Fidelity Series Small Cap Opportunities Fund Class F	3,768,343	40,999,576
Fidelity Small Cap Growth Fund Class F	1,593,154	25,092,174
Fidelity Small Cap Value Fund Class F	1,613,261	25,183,001
TOTAL DOMESTIC EQUITY FUNDS		1,232,980,789
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,290,226,521)		1,424,281,146
International Equity Funds - 22.2%

Developed International Equity Funds - 18.9%
Fidelity Diversified International Fund Class F	2,674,935	80,542,283
Fidelity Overseas Fund Class F	2,501,020	81,083,076
Fidelity Series International Growth Fund Class F	11,098,871	125,528,226
Fidelity Series International Small Cap Fund Class F	2,086,685	25,019,349
Fidelity Series International Value Fund Class F	12,396,337	123,467,517
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		435,640,451

	Shares	Value
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund Class F	3,988,058	$ 76,490,945
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $465,768,485)		512,131,396
Bond Funds - 15.9%

High Yield Bond Funds - 8.2%
Fidelity Capital & Income Fund Class F	10,018,701	94,476,354
Fidelity High Income Fund Class F	10,512,786	93,984,308
TOTAL HIGH YIELD BOND FUNDS		188,460,662
Investment Grade Bond Funds - 7.7%
Fidelity Series Investment Grade Bond Fund Class F	12,944,891	147,571,753
Fidelity Strategic Real Return Fund Class F	3,216,817	30,784,935
TOTAL INVESTMENT GRADE BOND FUNDS		178,356,688
TOTAL BOND FUNDS (Cost $357,418,433)		366,817,350
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,113,413,439)		2,303,229,892
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89,770)
NET ASSETS - 100%		$ 2,303,140,122
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $2,115,389,097. Net unrealized appreciation aggregated $187,840,795, of which $192,846,606 related to appreciated investment securities and $5,005,811 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom KSM 2045 Fund

December 31, 2010

1.907120.101

FF-K-45-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund Class F	4,679,723	$ 59,245,299
Domestic Equity Funds - 54.7%
Fidelity Blue Chip Growth Fund Class F	530,288	24,053,853
Fidelity Disciplined Equity Fund Class F	2,940,567	66,162,768
Fidelity Growth Company Fund Class F	688,616	57,210,257
Fidelity Series 100 Index Fund	5,160,388	45,101,790
Fidelity Series All-Sector Equity Fund Class F	6,368,381	80,687,381
Fidelity Series Large Cap Value Fund Class F	6,353,611	75,163,219
Fidelity Series Small Cap Opportunities Fund Class F	1,142,288	12,428,098
Fidelity Small Cap Growth Fund Class F	486,714	7,665,753
Fidelity Small Cap Value Fund Class F	492,546	7,688,637
TOTAL DOMESTIC EQUITY FUNDS		376,161,756
TOTAL DOMESTIC EQUITY FUNDS (Cost $397,590,218)		435,407,055
International Equity Funds - 22.5%

Developed International Equity Funds - 19.1%
Fidelity Diversified International Fund Class F	761,147	22,918,140
Fidelity Overseas Fund Class F	712,734	23,106,832
Fidelity Series International Growth Fund Class F	3,453,524	39,059,355
Fidelity Series International Small Cap Fund Class F	649,848	7,791,683
Fidelity Series International Value Fund Class F	3,850,207	38,348,060
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		131,224,070

	Shares	Value
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund Class F	1,225,574	$ 23,506,512
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $141,807,458)		154,730,582
Bond Funds - 14.2%

High Yield Bond Funds - 9.5%
Fidelity Capital & Income Fund Class F	3,470,607	32,727,824
Fidelity High Income Fund Class F	3,631,861	32,468,833
TOTAL HIGH YIELD BOND FUNDS		65,196,657
Investment Grade Bond Funds - 4.7%
Fidelity Series Investment Grade Bond Fund Class F	2,382,251	27,157,659
Fidelity Strategic Real Return Fund Class F	575,267	5,505,301
TOTAL INVESTMENT GRADE BOND FUNDS		32,662,960
TOTAL BOND FUNDS (Cost $95,171,567)		97,859,617
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $634,569,243)		687,997,254
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,555)
NET ASSETS - 100%		$ 687,970,699
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $635,074,402. Net unrealized appreciation aggregated $52,922,852, of which $54,335,689 related to appreciated investment securities and $1,412,837 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom KSM 2050 Fund

December 31, 2010

1.907122.101

FF-K-50-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund Class F	3,487,427	$ 44,150,820
Domestic Equity Funds - 56.9%
Fidelity Blue Chip Growth Fund Class F	392,918	17,822,779
Fidelity Disciplined Equity Fund Class F	2,179,664	49,042,437
Fidelity Growth Company Fund Class F	510,002	42,370,934
Fidelity Series 100 Index Fund	3,825,063	33,431,048
Fidelity Series All-Sector Equity Fund Class F	4,715,577	59,746,358
Fidelity Series Large Cap Value Fund Class F	4,704,056	55,648,982
Fidelity Series Small Cap Opportunities Fund Class F	847,439	9,220,132
Fidelity Small Cap Growth Fund Class F	360,033	5,670,520
Fidelity Small Cap Value Fund Class F	364,578	5,691,058
TOTAL DOMESTIC EQUITY FUNDS		278,644,248
TOTAL DOMESTIC EQUITY FUNDS (Cost $295,570,488)		322,795,068
International Equity Funds - 23.8%

Developed International Equity Funds - 20.2%
Fidelity Diversified International Fund Class F	609,494	18,351,857
Fidelity Overseas Fund Class F	569,599	18,466,387
Fidelity Series International Growth Fund Class F	2,529,513	28,608,787
Fidelity Series International Small Cap Fund Class F	476,076	5,708,152
Fidelity Series International Value Fund Class F	2,831,546	28,202,200
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		99,337,383

	Shares	Value
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund Class F	913,644	$ 17,523,695
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $107,401,505)		116,861,078
Bond Funds - 10.3%

High Yield Bond Funds - 9.5%
Fidelity Capital & Income Fund Class F	2,437,236	22,983,133
Fidelity High Income Fund Class F	2,609,924	23,332,724
TOTAL HIGH YIELD BOND FUNDS		46,315,857
Investment Grade Bond Funds - 0.8%
Fidelity Series Investment Grade Bond Fund Class F	321,809	3,668,620
Fidelity Strategic Real Return Fund Class F	45,391	434,392
TOTAL INVESTMENT GRADE BOND FUNDS		4,103,012
TOTAL BOND FUNDS (Cost $48,536,284)		50,418,869
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $451,508,277)		490,075,015
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,794)
NET ASSETS - 100%		$ 490,056,221
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $451,885,787. Net unrealized appreciation aggregated $38,189,228, of which $38,992,594 related to appreciated investment securities and $803,366 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® Income Fund

December 31, 2010

1.907099.101

FF-K-INC-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.2%
	Shares	Value
Commodity Funds - 0.9%
Fidelity Series Commodity Strategy Fund Class F	356,429	$ 4,512,392
Domestic Equity Funds - 14.3%
Fidelity Blue Chip Growth Fund Class F	101,598	4,608,468
Fidelity Disciplined Equity Fund Class F	574,650	12,929,630
Fidelity Growth Company Fund Class F	135,408	11,249,680
Fidelity Series 100 Index Fund	999,862	8,738,792
Fidelity Series All-Sector Equity Fund Class F	1,221,545	15,476,980
Fidelity Series Large Cap Value Fund Class F	1,224,350	14,484,058
Fidelity Series Small Cap Opportunities Fund Class F	229,499	2,496,947
Fidelity Small Cap Growth Fund Class F	94,955	1,495,541
Fidelity Small Cap Value Fund Class F	94,197	1,470,414
TOTAL DOMESTIC EQUITY FUNDS		72,950,510
TOTAL DOMESTIC EQUITY FUNDS (Cost $69,949,852)		77,462,902
International Equity Funds - 5.4%

Developed International Equity Funds - 4.6%
Fidelity Diversified International Fund Class F	138,873	4,181,470
Fidelity Overseas Fund Class F	130,145	4,219,296
Fidelity Series International Growth Fund Class F	613,519	6,938,903
Fidelity Series International Small Cap Fund Class F	116,342	1,394,939
Fidelity Series International Value Fund Class F	683,383	6,806,493
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		23,541,101
Emerging Markets Equity Funds - 0.8%
Fidelity Series Emerging Markets Fund Class F	218,321	4,187,405
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,895,892)		27,728,506
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund Class F	1,412,765	$ 13,322,370
Fidelity High Income Fund Class F	1,493,185	13,349,078
TOTAL HIGH YIELD BOND FUNDS		26,671,448
Inflation-Protected Bond Funds - 10.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	5,013,713	53,095,215
Investment Grade Bond Funds - 24.6%
Fidelity Series Investment Grade Bond Fund Class F	8,877,650	101,205,209
Fidelity Strategic Real Return Fund Class F	2,594,017	24,824,741
TOTAL INVESTMENT GRADE BOND FUNDS		126,029,950
TOTAL BOND FUNDS (Cost $203,595,334)		205,796,613
Short-Term Funds - 39.2%

Fidelity Institutional Money Market Portfolio Class F	101,587,765	101,587,765
Fidelity Short Term Bond Fund Class F	11,676,832	98,786,003
TOTAL SHORT-TERM FUNDS (Cost $199,880,147)		200,373,768
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $498,321,225)		511,361,789
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,479)
NET ASSETS - 100%		$ 511,341,310
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $498,605,899. Net unrealized appreciation aggregated $12,755,890, of which $15,001,012 related to appreciated investment securities and $2,245,122 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2000 - Class W
(formerly Fidelity Freedom IndexSM 2000 - Class K)

December 31, 2010

1.906831.101

FRX-K-X00-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.4%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund Class F	28,446	$ 360,132
Domestic Equity Funds - 13.1%
Fidelity Spartan Total Market Index Fund Class F	55,506	2,022,087
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,091,002)		2,382,219
International Equity Funds - 5.6%

Developed International Equity Funds - 5.6%
Fidelity Series Global ex U.S. Index Fund (Cost $781,089)	77,228	871,128
Bond Funds - 39.1%

Inflation-Protected Bond Funds - 11.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	170,114	1,801,503

	Shares	Value
Investment Grade Bond Funds - 27.5%
Fidelity U.S. Bond Index Fund Class F	375,588	$ 4,255,412
TOTAL BOND FUNDS (Cost $6,027,768)		6,056,915
Short-Term Funds - 39.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $6,167,275)	6,167,275	6,167,275
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,067,134)	15,477,537
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,056)
NET ASSETS - 100%	$ 15,475,481
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $15,077,679. Net unrealized appreciation aggregated $399,858, of which $446,855 related to appreciated investment securities and $46,997 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2005 - Class W
(formerly Fidelity Freedom IndexSM 2005 - Class K)

December 31, 2010

1.906833.101

FRX-K-X05-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.8%
	Shares	Value
Commodity Funds - 4.7%
Fidelity Series Commodity Strategy Fund Class F	32,179	$ 407,384
Domestic Equity Funds - 26.1%
Fidelity Spartan Total Market Index Fund Class F	62,144	2,263,911
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,317,610)		2,671,295
International Equity Funds - 11.2%

Developed International Equity Funds - 11.2%
Fidelity Series Global ex U.S. Index Fund (Cost $876,727)	86,436	975,002
Bond Funds - 36.2%

Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	82,443	873,067

	Shares	Value
Investment Grade Bond Funds - 26.2%
Fidelity U.S. Bond Index Fund Class F	200,645	$ 2,273,312
TOTAL BOND FUNDS (Cost $3,156,667)		3,146,379
Short-Term Funds - 21.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $1,890,876)	1,890,876	1,890,876
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,241,880)	8,683,552
NET OTHER ASSETS (LIABILITIES) - 0.0%	(949)
NET ASSETS - 100%	$ 8,682,603
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $8,260,950. Net unrealized appreciation aggregated $422,602, of which $459,869 related to appreciated investment securities and $37,267 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2010 - Class W
(formerly Fidelity Freedom IndexSM 2010 - Class K)

December 31, 2010

1.906835.101

FRX-K-X10-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.3%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund Class F	412,328	$ 5,220,072
Domestic Equity Funds - 30.8%
Fidelity Spartan Total Market Index Fund Class F	796,440	29,014,313
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,032,362)		34,234,385
International Equity Funds - 13.2%

Developed International Equity Funds - 13.2%
Fidelity Series Global ex U.S. Index Fund (Cost $11,292,655)	1,107,713	12,494,999
Bond Funds - 39.9%

Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	944,272	9,999,844

	Shares	Value
Investment Grade Bond Funds - 29.3%
Fidelity U.S. Bond Index Fund Class F	2,440,305	$ 27,648,658
TOTAL BOND FUNDS (Cost $37,730,774)		37,648,502
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Class F (Cost $9,968,936)	9,968,936	9,968,936
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $89,024,727)	94,346,822
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12,103)
NET ASSETS - 100%	$ 94,334,719
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $89,141,002. Net unrealized appreciation aggregated $5,205,820, of which $5,605,672 related to appreciated investment securities and $399,852 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2015 Fund - Class W
(formerly Fidelity Freedom IndexSM 2015 Fund - Class K)

December 31, 2010

1.906837.101

FRX-K-X15-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund Class F	576,089	$ 7,293,287
Domestic Equity Funds - 31.6%
Fidelity Spartan Total Market Index Fund Class F	1,112,770	40,538,194
TOTAL DOMESTIC EQUITY FUNDS (Cost $42,355,502)		47,831,481
International Equity Funds - 13.6%

Developed International Equity Funds - 13.6%
Fidelity Series Global ex U.S. Index Fund (Cost $16,085,543)	1,547,673	17,457,754
Bond Funds - 39.7%

Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,196,908	12,675,259
Investment Grade Bond Funds - 29.8%
Fidelity U.S. Bond Index Fund Class F	3,375,240	38,241,473
TOTAL BOND FUNDS (Cost $51,390,286)		50,916,732
Short-Term Funds - 9.4%
	Shares	Value

Fidelity Institutional Money Market Portfolio Class F (Cost $12,074,182)	12,074,182	$ 12,074,182
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $121,905,513)	128,280,149
NET OTHER ASSETS (LIABILITIES) - 0.0%	(14,242)
NET ASSETS - 100%	$ 128,265,907
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $122,024,160. Net unrealized appreciation aggregated $6,255,989, of which $6,966,438 related to appreciated investment securities and $710,449 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2020 Fund - Class W
(formerly Fidelity Freedom IndexSM 2020 - Class K)

December 31, 2010

1.906839.101

FRX-K-X20-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
Commodity Funds - 6.8%
Fidelity Series Commodity Strategy Fund Class F	1,447,531	$ 18,325,745
Domestic Equity Funds - 37.5%
Fidelity Spartan Total Market Index Fund Class F	2,796,282	101,868,570
TOTAL DOMESTIC EQUITY FUNDS (Cost $106,055,797)		120,194,315
International Equity Funds - 16.1%

Developed International Equity Funds - 16.1%
Fidelity Series Global ex U.S. Index Fund (Cost $39,951,515)	3,889,057	43,868,558
Bond Funds - 35.9%

Inflation-Protected Bond Funds - 7.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,919,903	20,331,770

	Shares	Value
Investment Grade Bond Funds - 28.4%
Fidelity U.S. Bond Index Fund Class F	6,812,028	$ 77,180,282
TOTAL BOND FUNDS (Cost $98,208,604)		97,512,052
Short-Term Funds - 3.7%

Fidelity Institutional Money Market Portfolio Class F (Cost $9,970,980)	9,970,980	9,970,980
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $254,186,896)	271,545,905
NET OTHER ASSETS (LIABILITIES) - 0.0%	(32,040)
NET ASSETS - 100%	$ 271,513,865
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $254,442,451. Net unrealized appreciation aggregated $17,103,454, of which $18,323,797 related to appreciated investment securities and $1,220,343 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2025 - Class W
(formerly Fidelity Freedom IndexSM 2025 - Class K)

December 31, 2010

1.906841.101

FRX-K-X25-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.9%
	Shares	Value
Commodity Funds - 7.8%
Fidelity Series Commodity Strategy Fund Class F	858,726	$ 10,871,469
Domestic Equity Funds - 43.1%
Fidelity Spartan Total Market Index Fund Class F	1,659,159	60,443,154
TOTAL DOMESTIC EQUITY FUNDS (Cost $63,265,886)		71,314,623
International Equity Funds - 18.6%

Developed International Equity Funds - 18.6%
Fidelity Series Global ex U.S. Index Fund (Cost $23,969,293)	2,307,445	26,027,985
Bond Funds - 30.4%

Inflation-Protected Bond Funds - 4.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	588,953	6,237,009

	Shares	Value
Investment Grade Bond Funds - 26.0%
Fidelity U.S. Bond Index Fund Class F	3,217,312	$ 36,452,149
TOTAL BOND FUNDS (Cost $43,101,531)		42,689,158
Short-Term Funds - 0.1%

Fidelity Institutional Money Market Portfolio Class F (Cost $122,460)	122,460	122,460
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $130,459,170)	140,154,226
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,026)
NET ASSETS - 100%	$ 140,139,200
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $130,589,095. Net unrealized appreciation aggregated $9,565,131, of which $10,167,082 related to appreciated investment securities and $601,951 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2030 Fund - Class W
(formerly Fidelity Freedom IndexSM 2030 Fund - Class K)

December 31, 2010

1.906844.101

FRX-K-X30-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 54.2%
	Shares	Value
Commodity Funds - 8.2%
Fidelity Series Commodity Strategy Fund Class F	1,315,475	$ 16,653,915
Domestic Equity Funds - 46.0%
Fidelity Spartan Total Market Index Fund Class F	2,541,702	92,594,197
TOTAL DOMESTIC EQUITY FUNDS (Cost $96,554,669)		109,248,112
International Equity Funds - 19.8%

Developed International Equity Funds - 19.8%
Fidelity Series Global ex U.S. Index Fund (Cost $36,374,562)	3,534,801	39,872,561
Bond Funds - 26.0%
	Shares	Value
Inflation-Protected Bond Funds - 1.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	204,555	$ 2,166,237

	Shares	Value
Investment Grade Bond Funds - 24.9%
Fidelity U.S. Bond Index Fund Class F	4,426,243	$ 50,149,336
TOTAL BOND FUNDS (Cost $52,887,943)		52,315,573
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $185,817,174)	201,436,246
NET OTHER ASSETS (LIABILITIES) - 0.0%	(23,169)
NET ASSETS - 100%	$ 201,413,077
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $185,975,898. Net unrealized appreciation aggregated $15,460,348, of which $16,237,210 related to appreciated investment securities and $776,862 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2035 Fund - Class W
(formerly Fidelity Freedom IndexSM 2035 Fund - Class K)

December 31, 2010

1.906847.101

FRX-K-X35-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.4%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	609,650	$ 7,718,170
Domestic Equity Funds - 51.2%
Fidelity Spartan Total Market Index Fund Class F	1,178,137	42,919,533
TOTAL DOMESTIC EQUITY FUNDS (Cost $45,002,620)		50,637,703
International Equity Funds - 22.0%

Developed International Equity Funds - 22.0%
Fidelity Series Global ex U.S. Index Fund (Cost $17,032,866)	1,638,391	18,481,048
Bond Funds - 17.6%
	Shares	Value
Investment Grade Bond Funds - 17.6%
Fidelity U.S. Bond Index Fund Class F (Cost $14,938,592)	1,302,373	$ 14,755,882
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $76,974,078)	83,874,633
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,219)
NET ASSETS - 100%	$ 83,865,414
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $77,038,475. Net unrealized appreciation aggregated $6,836,158, of which $7,073,226 related to appreciated investment securities and $237,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2040 Fund - Class W
(formerly Fidelity Freedom IndexSM 2040 Fund - Class K)

December 31, 2010

1.906849.101

FRX-K-X40-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.1%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F	882,888	$ 11,177,358
Domestic Equity Funds - 51.8%
Fidelity Spartan Total Market Index Fund Class F	1,706,198	62,156,780
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,747,551)		73,334,138
International Equity Funds - 22.3%

Developed International Equity Funds - 22.3%
Fidelity Series Global ex U.S. Index Fund (Cost $24,333,135)	2,372,730	26,764,399
Bond Funds - 16.6%
	Shares	Value
Investment Grade Bond Funds - 16.6%
Fidelity U.S. Bond Index Fund Class F (Cost $20,204,789)	1,764,009	$ 19,986,220
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $109,285,475)		120,084,757
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,509)
NET ASSETS - 100%		$ 120,070,248
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $109,360,365. Net unrealized appreciation aggregated $10,724,392, of which $11,021,169 related to appreciated investment securities and $296,777 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2045 Fund - Class W
(formerly Fidelity Freedom IndexSM 2045 Fund - Class K)

December 31, 2010

1.906851.101

FRX-K-X45-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund Class F	245,707	$ 3,110,648
Domestic Equity Funds - 52.8%
Fidelity Spartan Total Market Index Fund Class F	474,867	17,299,414
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,202,339)		20,410,062
International Equity Funds - 22.7%

Developed International Equity Funds - 22.7%
Fidelity Series Global ex U.S. Index Fund (Cost $6,878,346)	660,364	7,448,903
Bond Funds - 15.0%
	Shares	Value
Investment Grade Bond Funds - 15.0%
Fidelity U.S. Bond Index Fund Class F (Cost $4,996,792)	435,385	$ 4,932,908
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,077,477)		32,791,873
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,517)
NET ASSETS - 100%		$ 32,788,356
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $30,099,329. Net unrealized appreciation aggregated $2,692,544, of which $2,774,341 related to appreciated investment securities and $81,797 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2050 Fund - Class W
(formerly Fidelity Freedom IndexSM 2050 Fund - Class K)

December 31, 2010

1.906854.101

FRX-K-X50-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.3%
	Shares	Value
Commodity Funds - 10.0%
Fidelity Series Commodity Strategy Fund Class F	186,857	$ 2,365,615
Domestic Equity Funds - 55.3%
Fidelity Spartan Total Market Index Fund Class F	361,145	13,156,520
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,819,717)		15,522,135
International Equity Funds - 23.8%

Developed International Equity Funds - 23.8%
Fidelity Series Global ex U.S. Index Fund (Cost $5,174,183)	502,213	5,664,968
Bond Funds - 10.9%
	Shares	Value
Investment Grade Bond Funds - 10.9%
Fidelity U.S. Bond Index Fund Class F (Cost $2,637,256)	229,830	$ 2,603,973
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,631,156)		23,791,076
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,643)
NET ASSETS - 100%		$ 23,788,433
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investments Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $21,644,921. Net unrealized appreciation aggregated $2,146,155, of which $2,186,164 related to appreciated investment securities and $40,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM Income - Class W
(formerly Fidelity Freedom IndexSM Income - Class K)

December 31, 2010

1.906829.101

FRX-K-INC-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	38,081	$ 482,111
Domestic Equity Funds - 12.6%
Fidelity Spartan Total Market Index Fund Class F	81,792	2,979,667
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,074,430)		3,461,778
International Equity Funds - 5.4%

Developed International Equity Funds - 5.4%
Fidelity Series Global ex U.S. Index Fund (Cost $1,165,293)	113,770	1,283,324
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	269,114	2,849,913

	Shares	Value
Investment Grade Bond Funds - 28.1%
Fidelity U.S. Bond Index Fund Class F	587,965	$ 6,661,640
TOTAL BOND FUNDS (Cost $9,487,578)		9,511,553
Short-Term Funds - 39.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $9,472,141)	9,472,141	9,472,141
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $23,199,442)	23,728,796
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,701)
NET ASSETS - 100%	$ 23,726,095
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $23,218,011. Net unrealized appreciation aggregated $510,785, of which $576,126 related to appreciated investment securities and $65,341 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2011